MassMutual Clinton Limited Term Municipal Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 100.9%

MUNICIPAL OBLIGATIONS — 100.9%
Arizona — 2.3%
Maricopa County Industrial Development Authority, AZ, Revenue Bonds, Series D,
5.000% 12/01/34 (a)	$1,000,000	$1,105,365
California — 4.2%
City of Los Angeles Department of Airports, CA, Revenue Bonds, Series A,
5.000% 5/15/36	1,000,000	1,054,106
Los Angeles Community College District, CA, General Obligation, Series A,
4.000% 8/01/32	1,000,000	1,000,548
		2,054,654
Florida — 4.2%
State of Florida, General Obligation, Series A,
5.000% 6/01/26	2,000,000	2,069,161
Illinois — 11.5%
City of Chicago, IL, General Obligation, Series A,
4.000% 1/01/35	2,400,000	2,403,111
City of Chicago, IL, Waterworks Revenue, Revenue Bonds, Series A1,
5.000% 11/01/28	1,225,000	1,260,080
State of Illinois, General Obligation, Series A,
5.000% 11/01/24	2,005,000	2,012,756
		5,675,947
Maryland — 5.4%
County of Howard, MD, General Obligation, Series A,
5.000% 8/15/34	500,000	582,458
State of Maryland, General Obligation, Series GRO,
5.000% 3/15/26	2,000,000	2,061,172
		2,643,630
Massachusetts — 2.2%
Massachusetts Development Finance Agency, Revenue Bonds, Series U-6C,
4.600% 10/01/42	1,100,000	1,100,000
Missouri — 4.9%
City of Kansas, MO, Water Revenue, Revenue Bonds, Series A,
5.000% 12/01/24	2,410,000	2,427,413
Nebraska — 3.2%
Central Plains Energy Project, NE, Revenue Bonds, Series A,
5.000% 9/01/32	1,500,000	1,593,369

MassMutual Clinton Limited Term Municipal Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
New Jersey — 7.4%
New Jersey Economic Development Authority, Revenue Bonds, Series MMM,
4.000% 6/15/35	$1,290,000	$1,314,747
State of New Jersey, General Obligation, Series A,
5.000% 6/01/25	2,300,000	2,334,752
		3,649,499
New York — 12.7%
Metropolitan Transportation Authority, NY
Revenue Bonds, Series E, 5.000% 11/15/32	2,000,000	2,170,924
Revenue Bonds, Series A, 5.250% 11/15/27	1,700,000	1,778,360
Port Authority of New York & New Jersey, Revenue Bonds, Series A,
5.000% 9/01/27	2,300,000	2,303,433
		6,252,717
North Carolina — 0.4%
Charlotte-Mecklenburg Hospital Authority, NC, Revenue Bonds, Series C,
4.650% 1/15/37	200,000	200,000
Pennsylvania — 11.9%
Commonwealth of Pennsylvania, General Obligation, Series 2ND,
5.000% 9/15/29	2,320,000	2,395,196
Lehigh County General Purpose Authority, PA
Revenue Bonds, 5.000% 2/01/34	500,000	545,693
Revenue Bonds, 5.000% 2/01/37	525,000	567,937
Pennsylvania Turnpike Commission, Revenue Bonds, Series 1ST,
5.000% 6/01/26	2,270,000	2,339,945
		5,848,771
South Carolina — 2.3%
South Carolina Public Service Authority, Revenue Bonds, Series B,
4.000% 12/01/38	1,120,000	1,128,866
Texas — 15.2%
City of San Antonio, TX, General Obligation,
5.000% 2/01/26	2,390,000	2,457,686
Fort Worth Independent School District, TX, General Obligation,
5.000% 2/15/25	1,500,000	1,514,615
Keller Independent School District, TX, General Obligation, Series A,
4.000% 2/15/31	1,650,000	1,655,553
Mansfield Independent School District, TX, General Obligation,
4.000% 2/15/31	1,845,000	1,850,079
		7,477,933
Virginia — 13.1%
City of Norfolk, VA, General Obligation, Series A,
5.000% 9/01/26	2,315,000	2,320,394
County of Arlington, VA, General Obligation, Series B,
5.000% 8/15/26	2,000,000	2,077,246

MassMutual Clinton Limited Term Municipal Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Virginia Commonwealth Transportation Board, Revenue Bonds,
5.000% 3/15/26	$2,000,000	$2,061,171
		6,458,811

TOTAL MUNICIPAL OBLIGATIONS (Cost $50,142,149)		49,686,136

TOTAL BONDS & NOTES (Cost $50,142,149)		49,686,136

TOTAL LONG-TERM INVESTMENTS (Cost $50,142,149)		49,686,136

SHORT-TERM INVESTMENTS — 0.5%
Repurchase Agreement — 0.5%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (b)	236,323	236,323

TOTAL SHORT-TERM INVESTMENTS (Cost $236,323)		236,323

TOTAL INVESTMENTS — 101.4% (Cost $50,378,472) (c)		49,922,459

Other Assets/(Liabilities) — (1.4)%		(697,097)

NET ASSETS — 100.0%		$49,225,362

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(b)	Maturity value of $236,354. Collateralized by U.S. Government Agency obligations with a rate of 5.385%, maturity date of 4/30/26, and an aggregate market value, including accrued interest, of $241,187.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Clinton Municipal Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 100.6%

MUNICIPAL OBLIGATIONS — 100.6%
Alabama — 5.0%
County of Jefferson, AL, Sewer Revenue, Revenue Bonds,
5.250% 10/01/43	$2,250,000	$2,470,237
Arizona — 2.3%
Maricopa County Industrial Development Authority, AZ, Revenue Bonds, Series D,
5.000% 12/01/34 (a)	1,000,000	1,105,365
California — 2.5%
Los Angeles Community College District, CA, General Obligation, Series A,
4.000% 8/01/32	1,220,000	1,220,668
Florida — 2.1%
State of Florida, General Obligation, Series A,
5.000% 6/01/26	1,000,000	1,034,580
Illinois — 14.7%
Chicago O'Hare International Airport, IL, Revenue Bonds, Series B,
5.000% 1/01/39	2,375,000	2,441,239
City of Chicago, IL, General Obligation, Series A,
4.000% 1/01/35	2,400,000	2,403,111
State of Illinois, General Obligation, Series C,
5.000% 12/01/45	2,250,000	2,392,616
		7,236,966
Massachusetts — 2.0%
Massachusetts Development Finance Agency, Revenue Bonds, Series U-6C,
4.600% 10/01/42	1,000,000	1,000,000
Michigan — 2.6%
Grand Rapids Public Schools, MI, General Obligation,
5.000% 5/01/35	1,125,000	1,290,271
Nebraska — 3.3%
Central Plains Energy Project, NE, Revenue Bonds, Series A,
5.000% 9/01/32	1,500,000	1,593,369
New Jersey — 7.4%
New Jersey Economic Development Authority, Revenue Bonds, Series MMM,
4.000% 6/15/35	1,290,000	1,314,748
State of New Jersey, General Obligation, Series A,
5.000% 6/01/25	2,300,000	2,334,752
		3,649,500
New York — 18.5%
City of New York, NY, General Obligation, Series C,
4.000% 8/01/40	2,425,000	2,421,472

MassMutual Clinton Municipal Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Metropolitan Transportation Authority, NY, Revenue Bonds, Series A,
5.250% 11/15/27	$1,405,000	$1,469,762
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue, Revenue Bonds, Series A4,
4.700% VMIG1 8/01/45	700,000	700,000
New York State Urban Development Corp., Revenue Bonds, Series A,
4.000% 3/15/43	2,235,000	2,203,514
Port Authority of New York & New Jersey, Revenue Bonds, Series A,
5.000% 9/01/27	2,300,000	2,303,434
		9,098,182
Oklahoma — 1.0%
Oklahoma Water Resources Board, Revenue Bonds, Series A,
4.000% 10/01/48	505,000	500,369
Pennsylvania — 8.5%
Commonwealth of Pennsylvania, General Obligation, Series 2ND,
5.000% 9/15/29	2,300,000	2,374,547
Lehigh County General Purpose Authority, PA
Revenue Bonds, 5.000% 2/01/40	815,000	867,637
Revenue Bonds, 5.000% 2/01/41	900,000	954,026
		4,196,210
South Carolina — 2.3%
South Carolina Public Service Authority, Revenue Bonds, Series B,
4.000% 12/01/38	1,120,000	1,128,866
Tennessee — 2.2%
Metropolitan Government Nashville & Davidson County Sports Authority, TN, Revenue Bonds, Series A,
5.000% 7/01/41	1,000,000	1,097,218
Texas — 20.4%
Bexar County Hospital District, TX, General Obligation,
5.000% 2/15/48	1,500,000	1,605,672
City of San Antonio, TX, General Obligation,
5.000% 2/01/26	2,390,000	2,457,686
Clifton Higher Education Finance Corp., TX, Revenue Bonds, Series A,
5.000% 8/15/34	1,160,000	1,303,257
County of Parker, TX, General Obligation,
4.000% 2/15/40	1,600,000	1,608,983
Fort Worth Independent School District, TX, General Obligation,
5.000% 2/15/25	1,000,000	1,009,743
Hurst-Euless-Bedford Independent School District, TX, General Obligation,
4.000% 8/15/40	2,000,000	2,042,185
		10,027,526
Virginia — 5.8%
Commonwealth of Virginia, General Obligation, Series A,
4.000% 6/01/40	1,715,000	1,808,999

MassMutual Clinton Municipal Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
County of Arlington, VA, General Obligation, Series B,
5.000% 8/15/26	$1,000,000	$1,038,623
		2,847,622

TOTAL MUNICIPAL OBLIGATIONS (Cost $50,076,252)		49,496,949

TOTAL BONDS & NOTES (Cost $50,076,252)		49,496,949

TOTAL LONG-TERM INVESTMENTS (Cost $50,076,252)		49,496,949

SHORT-TERM INVESTMENTS — 0.6%
Repurchase Agreement — 0.6%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (b)	299,980	299,980

TOTAL SHORT-TERM INVESTMENTS (Cost $299,980)		299,980

TOTAL INVESTMENTS — 101.2% (Cost $50,376,232) (c)		49,796,929

Other Assets/(Liabilities) — (1.2)%		(602,144)

NET ASSETS — 100.0%		$49,194,785

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(b)	Maturity value of $300,020. Collateralized by U.S. Government Agency obligations with a rate of 5.385%, maturity date of 4/30/26, and an aggregate market value, including accrued interest, of $305,997.
(c)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Clinton Municipal Credit Opportunities Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 101.7%

MUNICIPAL OBLIGATIONS — 101.7%
Alabama — 5.0%
County of Jefferson, AL, Sewer Revenue, Revenue Bonds,
5.250% 10/01/43	$2,250,000	$2,470,237
Arizona — 2.7%
Maricopa County Industrial Development Authority, AZ
Revenue Bonds, Series D, 5.000% 12/01/34 (a)	750,000	829,024
Revenue Bonds, Series D, 5.000% 12/01/44 (a)	500,000	527,208
		1,356,232
Colorado — 6.3%
Colorado Educational & Cultural Facilities Authority, Revenue Bonds, Series A,
5.500% 4/01/44 (b)	1,000,000	1,036,437
Colorado Health Facilities Authority, Revenue Bonds, Series A2,
5.000% 8/01/44	2,000,000	2,059,351
		3,095,788
Florida — 6.2%
Florida Development Finance Corp.
Revenue Bonds, 4.000% 11/15/38	2,000,000	2,018,542
Revenue Bonds, 5.000% 7/01/41	1,000,000	1,035,353
		3,053,895
Georgia — 3.4%
Private Colleges & Universities Authority, GA, Revenue Bonds,
4.000% 4/01/44	1,690,000	1,659,069
Illinois — 18.3%
Chicago Board of Education, IL, General Obligation, Series A,
5.000% 12/01/40	1,750,000	1,790,770
Chicago O'Hare International Airport, IL, Revenue Bonds, Series B,
5.000% 1/01/39	2,375,000	2,441,238
City of Chicago, IL, General Obligation, Series A,
4.000% 1/01/35	2,400,000	2,403,111
State of Illinois, General Obligation, Series C,
5.000% 12/01/45	2,250,000	2,392,616
		9,027,735
Indiana — 3.2%
Indiana Finance Authority, Revenue Bonds, Series A,
5.500% 3/01/44	1,500,000	1,605,509

MassMutual Clinton Municipal Credit Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Missouri — 2.1%
Lees Summit Industrial Development Authority, MO, Revenue Bonds, Series A,
5.000% 8/15/39	$1,000,000	$1,044,381
Nebraska — 4.3%
Central Plains Energy Project, NE, Revenue Bonds, Series A,
5.000% 9/01/32	2,000,000	2,124,492
New York — 31.2%
City of New York, NY, General Obligation, Series C,
4.000% 8/01/40	2,425,000	2,421,472
Dutchess County Local Development Corp., NY, Revenue Bonds, Series A,
5.000% 7/01/51	2,375,000	2,384,369
Metropolitan Transportation Authority, NY, Revenue Bonds, Series A,
5.250% 11/15/49	2,000,000	2,176,995
New York City Transitional Finance Authority, NY, Future Tax Secured Revenue, Revenue Bonds, Series C4,
4.700% 11/01/36	1,900,000	1,900,000
New York State Dormitory Authority, Revenue Bonds,
5.000% 7/01/40	1,850,000	2,005,898
New York State Thruway Authority, Revenue Bonds, Series N,
4.000% 1/01/47	1,690,000	1,656,421
New York State Urban Development Corp., Revenue Bonds, Series A,
4.000% 3/15/43	2,240,000	2,208,444
Onondaga Civic Development Corp., NY, Revenue Bonds, Series A,
5.125% 8/01/44 (a)	595,000	604,097
		15,357,696
North Carolina — 4.2%
North Carolina Medical Care Commission, Revenue Bonds, Series A,
5.125% 10/01/54	2,000,000	2,060,238
Pennsylvania — 6.2%
Lehigh County General Purpose Authority, PA
Revenue Bonds, 5.000% 2/01/41	480,000	508,814
Revenue Bonds, 5.000% 2/01/42	1,445,000	1,525,386
Philadelphia Authority for Industrial Development, PA, Revenue Bonds,
5.000% 6/15/39 (b)	1,000,000	1,027,537
		3,061,737
Tennessee — 4.5%
Shelby County Health Educational & Housing Facilities Board, TN, Revenue Bonds, Series A,
5.250% 9/01/39	2,000,000	2,212,262
Texas — 4.1%
Texas Private Activity Bond Surface Transportation Corp., Revenue Bonds, Series A,
4.000% 12/31/35	2,000,000	2,023,216

MassMutual Clinton Municipal Credit Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
TOTAL MUNICIPAL OBLIGATIONS (Cost $50,416,543)		$50,152,487

TOTAL BONDS & NOTES (Cost $50,416,543)		50,152,487

TOTAL LONG-TERM INVESTMENTS (Cost $50,416,543)		50,152,487

SHORT-TERM INVESTMENTS — 1.3%
Repurchase Agreement — 1.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (c)	$629,120	629,120

TOTAL SHORT-TERM INVESTMENTS (Cost $629,120)		629,120

TOTAL INVESTMENTS — 103.0% (Cost $51,045,663) (d)		50,781,607

Other Assets/(Liabilities) — (3.0)%		(1,501,199)

NET ASSETS — 100.0%		$49,280,408

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(b)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $2,063,974 or 4.19% of net assets.
(c)	Maturity value of $629,204. Collateralized by U.S. Government Agency obligations with a rate of 5.385%, maturity date of 4/30/26, and an aggregate market value, including accrued interest, of $641,773.
(d)	See Note 3 for aggregate cost for federal tax purposes.

MassMutual Global Floating Rate Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.9%

COMMON STOCK — 0.9%
Communication Services — 0.5%
Learfield Communications, Inc. (a)	9,599	$623,935
Technicolor Creative Studios, Inc. (a) (b) (d)	40,025	—
		623,935
Consumer Discretionary — 0.1%
Serta Simmons, Inc. (Acquired 6/29/23, Cost $328,814) (a) (c)	22,009	143,058
Consumer Staples — 0.2%
CTI Foods Holding Co. LLC (a) (b) (d)	8,019	246,344
Financials — 0.0%
Campfire Topco, Ltd. (a) (b) (d)	1,484,798	—
Jubilee Topco Ltd., A1 shares (a) (b) (d)	689	—
Jubilee Topco Ltd., A2 shares (a) (b) (d)	335,454	—
Jubilee Topco Ltd., A3 shares (a) (b) (d)	215,760	—
Jubilee Topco Ltd., A4 shares (a) (b) (d)	180,109	—
		—
Health Care — 0.1%
Don Jersey Topco Ltd. (Acquired 8/03/20-6/23/23, Cost $234,326) (a) (b) (c) (d)	353,106	98,646
Information Technology — 0.0%
Travelex Topco Ltd. (a) (b) (d)	3,524	—

TOTAL COMMON STOCK (Cost $1,538,501)		1,111,983

TOTAL EQUITIES (Cost $1,538,501)		1,111,983

	Principal Amount
BONDS & NOTES — 92.8%
BANK LOANS — 86.1%
Advertising — 0.6%
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.000%
9.458% VRN 8/23/28	$436,761	436,759
Wood Mackenzie Ltd., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.500%
8.823% VRN 2/07/31	226,415	227,774
		664,533

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Aerospace & Defense — 0.3%
TransDigm, Inc., 2024 Term Loan I, 3 mo. USD Term SOFR + 2.500%
7.843% VRN 8/24/28	$352,852	$353,367
Airlines — 1.6%
Air Canada, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.500%
7.847% VRN 3/21/31	503,477	503,633
American Airlines, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.750%
10.336% VRN 4/20/28	810,420	836,167
United Airlines, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.750%
8.094% VRN 2/22/31	556,998	557,494
		1,897,294
Apparel — 0.9%
Crocs, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 2.250%, 3 mo. USD Term SOFR + 2.250%
7.585% - 7.594% VRN 2/20/29	413,838	416,424
Samsonite International SA, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.000%
7.344% VRN 6/21/30	707,652	708,982
		1,125,406
Banks — 0.7%
AqGen Island Holdings, Inc., Term Loan, 1 mo. USD Term SOFR + 3.500%
8.958% 8/02/28	828,719	827,890
Building Materials — 0.4%
Emrld Borrower LP, Term Loan B, 3 mo. USD Term SOFR + 2.500%
7.844% VRN 5/31/30	295,805	295,498
MI Windows and Doors, LLC, 2024 Term Loan B2, 1 mo. USD Term SOFR + 3.500%
8.844% VRN 3/28/31	167,785	168,659
		464,157
Chemicals — 3.2%
CPC Acquisition Corp., Term Loan, 3 mo. USD Term SOFR + 3.750%
9.346% VRN 12/29/27	520,192	432,410
Flint Group Packaging INKS North America Holdings LLC
EUR PIK 2nd lien Holdco Term Loan, 3 mo. EURIBOR + 0.100%
3.992% VRN 12/30/27 EUR (e)	252,846	43,439
EUR PIK Holdco Term Loan, 3 mo. EURIBOR + 0.100%
3.992% VRN 12/30/27 EUR (e)	189,603	173,866
INEOS Quattro Holdings UK Ltd., 2023 EUR 1st Lien Term Loan B, 1 mo. EURIBOR + 4.500%
8.146% VRN 4/02/29 EUR (e)	500,000	533,719
New Arclin US Holding Corp., 2021 Term Loan,
8.944% 9/30/28 (f)	595,333	592,886
Nouryon Finance BV, 2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 3.500%
8.829% VRN 4/03/28	217,019	217,562
Olympus Water US Holding Corp., 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.750%
9.097% VRN 6/20/31	842,721	843,656
PMHC II, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.250%
9.706% VRN 4/23/29	866,788	845,119

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Polar US Borrower LLC, 2018 1st Lien Term Loan (Acquired 4/21/21, Cost $163,144), 3 mo. USD Term SOFR + 4.750%
10.178% VRN 10/15/25 (c)	$163,022	$128,584
		3,811,241
Commercial Services — 6.6%
APX Group, Inc., 2021 Term Loan B, 3 mo. USD PRIME + 1.750%, 3 mo. USD Term SOFR + 2.750%
8.074% - 10.250% VRN 7/10/28	700,776	701,526
BIFM US Finance LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 4.250%
9.594% VRN 5/31/28	221,573	222,404
Fugue Finance BV, 2023 EUR Term Loan B, 3 mo. EURIBOR + 4.250%
8.044% VRN 1/31/28 EUR (e)	1,000,000	1,071,068
GTCR W Merger Sub LLC, USD Term Loan B, 3 mo. USD Term SOFR + 3.000%
8.335% VRN 1/31/31	551,687	551,610
Mavis Tire Express Services Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.750%
9.094% VRN 5/04/28	740,553	741,479
OMNIA Partners LLC, 2024 Term Loan B,
8.574% 7/25/30	275,965	275,920
PECF USS Intermediate Holding III Corp., Term Loan B, 3 mo. USD Term SOFR + 4.250%
9.841% VRN 12/15/28	668,604	440,724
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.000%
9.600% VRN 3/04/28	641,709	543,849
Techem Verwaltungsgesellschaft 675 mbH, 2024 EUR Term Loan B, 1 mo. EURIBOR + 3.750%
7.426% VRN 7/15/29 EUR (e)	1,000,000	1,067,823
Verisure Holding AB, 2021 EUR Term Loan, 3 mo. EURIBOR + 3.000%
6.722% VRN 3/27/28 EUR (e)	1,375,000	1,463,854
Wand NewCo 3, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.750%
9.094% VRN 1/30/31	821,154	826,138
		7,906,395
Computers — 2.1%
Fortress Intermediate 3, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.750%
9.096% VRN 6/27/31	306,346	306,346
Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 3 mo. USD Term SOFR + 5.000%
10.591% VRN 7/27/28	416,865	229,972
McAfee, LLC, 2024 USD Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.579% VRN 3/01/29	813,819	811,915
SITEL Worldwide Corp., 2021 USD Term Loan, 1 mo. USD Term SOFR + 3.750%
9.208% VRN 8/28/28	788,331	604,279
Vision Solutions, Inc.
2021 Incremental Term Loan, 1 mo. USD Term SOFR + 4.250%
9.591% VRN 4/24/28	338,502	331,732
2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.250%
12.841% VRN 4/23/29	270,186	258,366
		2,542,610

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Cosmetics & Personal Care — 0.5%
Journey Personal Care Corp., 2021 Term Loan B, 1 mo. USD Term SOFR + 4.250%
9.708% VRN 3/01/28	$581,207	$578,592
Diversified Financial Services — 2.3%
Advisor Group, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.000%
9.344% VRN 8/17/28	293,575	294,347
CPI Holdco B LLC, Term Loan, 1 mo. USD Term SOFR + 2.000%
7.344% VRN 5/17/31	187,266	186,974
Flint Group Midco Ltd.
USD Opco Term Loan, 3 mo. USD Term SOFR + 4.250%
9.576% VRN 12/31/26	4,494	4,297
EUR Super Senior Term Loan, 3 mo. EURIBOR + 8.000%
11.892% VRN 6/30/26 EUR (e)	335,910	367,613
Flint Group Topco Ltd.
USD First Lien HoldCo Facility, 3 mo. USD Term SOFR + 0.362%
5.688% VRN 12/31/27	1,140,587	980,905
USD Second Lien HoldCo Facility, 3 mo. USD Term SOFR + 0.362%
5.688% VRN 12/31/27	1,521,034	245,267
Franklin Square Holdings LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.250%
7.594% VRN 4/25/31	704,912	704,031
		2,783,434
Electric — 1.0%
Calpine Corp., Term Loan B9, 1 mo. USD Term SOFR + 2.000%
7.344% VRN 1/31/31	250,000	249,062
EFS Cogen Holdings I LLC, 2020 Term Loan B, 3 mo. USD Term SOFR + 3.500%
9.096% VRN 10/01/27	135,184	135,446
ExGen Renewables IV LLC, 2020 Term Loan, 3 mo. USD Term SOFR + 2.500%
8.109% VRN 12/15/27	786,302	786,955
		1,171,463
Electrical Components & Equipment — 0.4%
SGB-SMIT Management GmbH, EUR Term Loan B, 1 mo. EURIBOR + 4.000%
7.646% VRN 4/18/28 EUR (e)	428,202	457,667
Engineering & Construction — 1.1%
Brown Group Holding LLC
Term Loan B,
0.000% 6/07/28 (f)	190,614	190,353
2022 Incremental Term Loan B2,
0.000% 7/02/29 (f)	171,049	170,836
DG Investment Intermediate Holdings 2, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750%
9.208% VRN 3/31/28	461,069	459,340
Energize HoldCo LLC, 2021 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.750%
9.208% VRN 12/08/28	238,049	238,287

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
USIC Holdings, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.500%, 3 mo. USD Term SOFR + 3.500%
8.943% - 9.096% VRN 5/12/28	$309,621	$298,719
		1,357,535
Entertainment — 3.3%
Bally's Corp., 2021 Term Loan B, 3 mo. USD Term SOFR + 3.250%
8.836% VRN 10/02/28	573,501	543,754
Cedar Fair, LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.000%
7.329% VRN 5/01/31	308,774	307,811
CTI Foods Holding Co., LLC
2024 First Out Incremental Term Loan, 3 mo. USD Term SOFR + 10.000%
15.587% VRN 5/01/26 (b) (d)	80,322	80,322
2024 LIFO Term Loan, 3 mo. USD Term SOFR + 10.000%
15.587% VRN 3/15/27 (b) (d)	162,951	162,951
Motion Finco SARL, 2023 EUR Term Loan B, 3 mo. EURIBOR + 3.750%
7.472% VRN 11/12/29 EUR (e)	1,000,000	1,068,027
Scientific Games Holdings LP, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.000%
8.306% VRN 4/04/29	751,788	749,908
Technicolor Creative Studios Inc.
2023 EUR PIK New Money Tranche A2 Undrawn, 3 mo. EURIBOR + 0.500%
4.054% VRN 7/31/26 EUR (b) (d) (e)	105,348	—
2023 EUR PIK Reinstated Term Loan B, 6 mo. EURIBOR + 0.500%
4.054% VRN 9/15/26 EUR (e)	610,076	1,633
2023 EUR PIK Incremental New Money Term Loan, 3 mo. EURIBOR
4.172% VRN 7/31/26 EUR (b) (d) (e)	57,426	—
2023 EUR PIK Term Loan, 3 mo. EURIBOR + 5.000%
5.844% VRN 3/27/33 EUR (b) (d) (e)	246,435	—
2023 EUR PIK New Money Tranche, 6 mo. EURIBOR + 0.500%
11.500% VRN 7/31/26 EUR (b) (d) (e)	115,320	—
EUR PIK Super Senior Term Loan, 3 mo. EURIBOR
18.682% VRN 3/31/26 EUR (b) (d) (e)	110,963	267,381
EUR PIK Tranche 2 Note Term Loan, 12 mo. EURIBOR + 15.000%
18.684% VRN 3/31/26 EUR (d) (e)	66,578	160,429
Vue Entertainment International Ltd.
2023 EUR Floating PIK Reinstated Term Loan B, 3 mo. EURIBOR + 0.100%, 6 mo. EURIBOR + 0.100%
3.964% VRN 12/31/27 EUR (e)	231,460	138,814
2023 EUR Floating PIK Term Loan, 3 mo. EURIBOR + 0.100%
3.998% VRN 12/31/27 EUR (e)	147,700	155,412
2023 EUR Floating PIK Super Senior Term Loan, 3 mo. EURIBOR + 4.000%
7.873% VRN 6/30/27 EUR (e)	88,996	99,838
Vue International Bidco PLC, 2022 EUR Term Loan, 6 mo. EURIBOR + 8.000%
11.844% VRN 6/30/27 EUR (e)	146,160	153,530
WMG Acquisition Corp., 2024 Term Loan I, 1 mo. USD Term SOFR + 2.000%
7.344% VRN 1/24/31	123,686	123,744
		4,013,554
Food — 1.7%
CHG PPC Parent LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.000%
8.458% VRN 12/08/28	488,668	488,976

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
CTI Foods Holding Co., LLC
First Out Term Loan, 3 mo. USD Term SOFR + 7.000%
12.587% VRN 5/01/26	$318,986	$318,909
Second Out Term Loan, 3 mo. USD Term SOFR + 9.000%
14.587% VRN 5/01/26	212,842	202,149
Froneri International Ltd., 2020 EUR Term Loan B1, 6 mo. EURIBOR + 2.125%
5.991% VRN 1/29/27 EUR (e)	1,000,000	1,065,146
		2,075,180
Health Care - Products — 1.3%
Lifescan Global Corp., 2023 Term Loan, 3 mo. USD Term SOFR + 6.500%
11.926% VRN 12/31/26	901,602	415,485
Medline Borrower LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.750%
8.094% VRN 10/23/28	1,139,631	1,141,158
		1,556,643
Health Care - Services — 7.2%
Aveanna Healthcare LLC, 2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.000%
12.497% VRN 12/10/29	292,998	268,093
Catalent Pharma Solutions, Inc., 2021 Term Loan B3, 1 mo. USD Term SOFR + 2.000%
7.458% VRN 2/22/28	588,929	588,340
Charlotte Buyer, Inc., 1st Lien Term Loan, 1 mo. USD Term SOFR + 5.250%
10.578% VRN 2/11/28	498,737	499,645
Concentra Health Services, Inc., Term Loan B,
0.000% 6/26/31 (f)	173,210	173,643
Electron BidCo, Inc., 2021 Term Loan,
0.000% 11/01/28 (f)	421,665	421,298
Heartland Dental, LLC, 2024 Term Loan, 1 mo. USD Term SOFR + 4.500%
9.844% VRN 4/28/28	496,250	496,870
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 7.000%
12.444% VRN 11/01/29	294,737	199,929
Midwest Physician Administrative Services LLC, 2021 Term Loan, 3 mo. USD Term SOFR + 3.250%
8.846% VRN 3/12/28	736,018	641,028
Parexel International Corp., 2021 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.250%
8.708% VRN 11/15/28	782,201	783,421
Radiology Partners, Inc., 2024 Extended Term Loan B,
9.088% 1/31/29	1,559,251	1,473,493
Radnet Management, Inc., 2024 Term Loan B,
0.000% 4/18/31 (f)	421,720	421,543
Select Medical Corp., 2023 Term Loan B1, 1 mo. USD Term SOFR + 3.000%
8.344% VRN 3/06/27	957,394	956,992
Team Health Holdings, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 5.250%
10.580% VRN 3/02/27	138,596	128,686
Tunstall Group Holdings Ltd.
2023 EUR Reinstated Term Loan B (Acquired 11/30/23-5/31/24, Cost $352,044), 6 mo. EURIBOR + 0.100%
3.868% VRN 12/20/27 EUR (c) (e)	348,738	301,119
2023 EUR Super Senior Term Loan (Acquired 11/30/23-5/31/24, Cost $123,163), 6 mo. EURIBOR + 12.000%
15.768% VRN 12/18/26 EUR (b) (c) (d) (e)	117,547	118,334

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
US Anesthesia Partners, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 4.250%
9.694% VRN 10/01/28	$55,802	$53,438
Vivalto Sante SAS, 2021 EUR Term Loan,
0.000% 7/21/28 EUR (e) (f)	1,000,000	1,065,596
		8,591,468
Holding Company - Diversified — 1.0%
CEP IV Investment 16 SARL, USD 2nd Lien Term Loan, 3 mo. USD Term SOFR + 9.250%
14.593% VRN 10/01/27	1,115,972	993,215
Hilding Anders International AB
2022 EUR PIK Reorg Holdco, 6 mo. EURIBOR
0.000% VRN 2/28/27 EUR (b) (d) (e)	414,174	—
2022 EUR PIK Reorg Opco Term Loan (Acquired 10/04/22-4/29/24, Cost $324,928), 6 mo. EURIBOR + 5.000%
8.825% VRN 2/28/26 EUR (c) (e)	410,648	162,447
2023 EUR New Money Facility (Acquired 9/29/23, Cost $58,670), 1 mo. EURIBOR + 10.000%
13.825% VRN 1/31/26 EUR (c) (d) (e)	56,092	57,068
		1,212,730
Home Furnishing — 0.4%
Mattress Firm, Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.250%
9.846% VRN 9/25/28	459,462	457,905
Insurance — 4.3%
AmWINS Group, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 2.250%
7.594% VRN 2/19/28	712,714	711,773
Assured Partners, Inc., 2024 Incremental Term Loan B5, 1 mo. USD Term SOFR + 3.500%
8.844% VRN 2/14/31	1,080,625	1,082,797
Asurion LLC
2020 Term Loan B8, 1 mo. USD Term SOFR + 3.250%
8.708% VRN 12/23/26	825,690	818,118
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.250%
10.708% VRN 1/20/29	1,051,724	967,260
Broadstreet Partners, Inc., 2024 Term Loan B4,
0.000% 6/14/31 (f)	666,667	664,500
HUB International Ltd., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.250%
8.575% VRN 6/20/30	224,157	224,550
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 3.750%
9.094% VRN 2/24/28	744,347	744,243
		5,213,241
Internet — 1.5%
ION Trading Technologies SARL, 2021 EUR Term Loan B, 3 mo. EURIBOR + 4.250%
7.972% VRN 4/03/28 EUR (e)	873,000	889,951
MH Sub I LLC, 2023 Term Loan, 1 mo. USD Term SOFR + 4.250%
9.594% VRN 5/03/28	495,000	494,173

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Proofpoint, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 3.000%
8.344% VRN 8/31/28	$434,666	$434,831
		1,818,955
Leisure Time — 2.2%
City Football Group Ltd., 2024 Term Loan, 3 mo. USD Term SOFR + 3.000%
8.586% VRN 7/22/30	906,959	903,276
Hurtigruten ASA
2024 EUR Holdco Term Loan, 6 mo. EURIBOR + 0.020%
0.020% VRN 2/23/29 EUR (e)	683,471	100,645
2024 EUR Term Loan B, 6 mo. EURIBOR + 6.500%
10.411% VRN 9/30/27 EUR (e)	393,605	360,936
2024 EUR OpCo Exit Term Loan, 3 mo. EURIBOR + 7.500%
11.427% VRN 6/30/27 EUR (e)	244,276	270,484
Sabre GLBL, Inc.
2021 Term Loan B2, 1 mo. USD Term SOFR + 3.500%
8.958% VRN 12/17/27	465,931	417,507
2021 Term Loan B1, 1 mo. USD Term SOFR + 3.500%
8.958% VRN 12/17/27	297,303	266,404
Topgolf Callaway Brands Corp., Term Loan B, 1 mo. USD Term SOFR + 3.000%
8.344% VRN 3/15/30	294,942	295,470
		2,614,722
Lodging — 1.4%
Casper BidCo SAS, 2024 EUR Term Loan B, 1 mo. EURIBOR + 4.250%
7.848% VRN 3/21/31 EUR (e)	1,000,000	1,070,501
Hilton Grand Vacations Borrower LLC, 2021 Term Loan B, 1 mo. USD Term SOFR + 2.500%
7.844% VRN 8/02/28	123,289	123,179
One Hotels GmbH, EUR Term Loan B, 3 mo. EURIBOR + 4.500%
8.408% VRN 4/02/31 EUR (e)	500,000	535,743
		1,729,423
Media — 5.5%
A-L Parent LLC, 2023 Take Back Term Loan, 1 mo. USD Term SOFR + 5.500%
10.844% VRN 6/30/28	554,165	555,722
Altice Financing SA, 2022 EUR Term Loan, 3 mo. EURIBOR + 5.000%
8.906% VRN 10/31/27 EUR (e)	997,475	927,868
Cumulus Media New Holdings, Inc. ., 2024 Term Loan B, 3 mo. USD Term SOFR + 5.000%
10.590% VRN 5/02/29	512,172	222,795
DirecTV Financing LLC, 2024 Term Loan, 1 mo. USD Term SOFR + 5.250%
10.708% VRN 8/02/29	890,551	885,493
Fleet Midco I Ltd., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.594% VRN 2/21/31	199,005	199,751
McGraw-Hill Global Education Holdings LLC, 2021 Term Loan, 3 mo. USD Term SOFR + 4.750%
10.346% VRN 7/28/28	622,630	623,321
Sinclair Television Group, Inc., Term Loan B2B,
8.091% 9/30/26	449,614	418,047
UPC Financing Partnership, 2021 USD Term Loan AX, 1 mo. USD Term SOFR + 3.000%
8.443% VRN 1/31/29	1,000,000	993,470

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
VMED O2 UK Holdco 4 Ltd., 2023 EUR Term Loan Z, 1 mo. EURIBOR + 3.425%
7.024% VRN 10/15/31 EUR (e)	$700,000	$742,274
Ziggo BV, 2019 EUR Term Loan H, 1 mo. EURIBOR + 3.000%
6.599% VRN 1/31/29 EUR (e)	1,000,000	1,048,953
		6,617,694
Metal Fabricate & Hardware — 0.6%
Grinding Media, Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.000%
9.555% VRN 10/12/28	269,518	267,497
Tiger Acquisition LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.250%
8.694% VRN 6/01/28	432,355	428,437
		695,934
Mining — 0.2%
Arsenal AIC Parent LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.750%
9.094% VRN 8/18/30	286,485	287,846
Miscellaneous - Manufacturing — 1.1%
Gates Global LLC, 2024 Term Loan B5,
0.000% 6/04/31 (f)	1,355,884	1,356,738
Oil & Gas Services — 0.3%
Apro LLC, 2024 Term Loan B,
0.000% 7/09/31 (f)	393,701	393,209
Packaging & Containers — 5.6%
Altium Packaging LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.500%
7.844% VRN 6/05/31 (f)	431,567	430,488
Charter NEX US, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.500%
8.844% VRN 12/01/27 (f)	1,196,937	1,198,229
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.675%
9.119% VRN 4/13/29	1,293,304	1,295,322
Graham Packaging Co., Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.000%
8.458% VRN 8/04/27	856,629	857,400
Mauser Packaging Solutions Holding Co., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.500%
8.829% VRN 4/15/27	866,918	867,403
Pretium Packaging LLC, Second Out Term Loan A1, 3 mo. USD Term SOFR + 4.600%
9.927% VRN 10/02/28	397,864	344,152
Pretium PKG Holdings, Inc., 2021 2nd Lien Term Loan, 3 mo. USD Term SOFR + 6.750%
12.333% VRN 10/01/29	254,237	145,058
Proampac PG Borrower LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 4.000%
9.322% - 9.329% VRN 9/15/28	796,183	797,377
Trident TPI Holdings, Inc., 2024 Term Loan B6,
0.000% 9/15/28 (f)	783,383	784,253
		6,719,682

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pharmaceuticals — 5.1%
Elanco Animal Health, Inc., Term Loan B, 1 mo. USD Term SOFR + 1.750%
7.179% VRN 8/01/27	$988,954	$984,830
Gainwell Acquisition Corp., Term Loan B,
0.000% 10/01/27 (f)	442,197	427,640
Grifols Worldwide Operations USA, Inc., 2019 USD Term Loan B, 1 mo. USD Term SOFR + 2.000%
7.444% VRN 11/15/27	992,208	974,685
IVC Acquisition Ltd., 2023 EUR Term Loan B, 6 mo. EURIBOR + 5.000%
8.795% VRN 12/12/28 EUR (e)	1,237,000	1,320,050
Jazz Financing Lux SARL, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.000%
8.458% VRN 5/05/28	523,647	523,647
Nidda Healthcare Holding AG, 2020 EUR Term Loan F, 3 mo. EURIBOR + 3.500%
7.323% VRN 8/21/26 EUR (e)	1,425,000	1,522,762
Organon & Co, 2024 USD Term Loan B, 1 mo. USD Term SOFR + 2.500%
7.829% VRN 5/19/31	337,400	337,400
		6,091,014
Pipelines — 1.0%
Buckeye Partners LP
2024 Term Loan B3, 1 mo. USD Term SOFR + 2.000%
7.344% VRN 11/01/26	180,226	180,354
2024 Term Loan B2, 1 mo. USD Term SOFR + 2.000%
7.345% VRN 11/22/30	299,250	299,094
Freeport LNG Investments LLLP, Term Loan B, 3 mo. USD Term SOFR + 3.500%
9.086% VRN 12/21/28	322,268	321,730
GIP Pilot Acquisition Partners LP, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.500%
7.827% VRN 10/04/30	218,261	218,261
Whitewater Whistler Holdings LLC
2023 Term Loan B, 3 mo. USD Term SOFR + 2.250%
7.597% VRN 2/15/30	121,792	121,691
2024 Term Loan B, 3 mo. USD Term SOFR + 2.250%
7.597% VRN 2/15/30 (f)	104,402	104,315
		1,245,445
Real Estate — 0.3%
CoreLogic, Inc., Term Loan, 1 mo. USD Term SOFR + 3.500%
8.958% VRN 6/02/28	307,168	302,121
Cushman & Wakefield US Borrower LLC, 2020 Term Loan B, 1 mo. USD Term SOFR + 2.750%
8.208% VRN 8/21/25	25,820	25,812
		327,933
Retail — 2.8%
1011778 B.C. Unlimited Liability Co., 2024 Term Loan B6, 1 mo. USD Term SOFR + 1.750%
7.094% VRN 9/20/30	557,043	555,043
Foundation Building Materials Holding Co. LLC, 2021 Term Loan, 2 mo. USD Term SOFR + 3.250%
8.841% VRN 1/31/28	532,395	525,863

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Harbor Freight Tools USA, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.500%
7.844% VRN 6/05/31	$1,000,000	$996,480
IRB Holding Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.750%
8.194% VRN 12/15/27	612,794	612,132
Kodiak Building Partners, Inc., Term Loan B, 3 mo. USD Term SOFR + 3.250%
8.462% VRN 3/12/28	246,106	245,875
LBM Acquisition LLC, 2024 Incremental Term Loan B, 3 mo. USD Term SOFR + 3.750%
9.178% VRN 5/30/31	210,886	207,136
Medical Solutions Holdings, Inc., 2021 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.250%
8.694% VRN 11/01/28	10,027	7,527
PetSmart, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.750%
9.194% VRN 2/11/28	223,419	222,488
		3,372,544
Semiconductors — 0.4%
MKS Instruments, Inc., 2023 USD Term Loan B, 1 mo. USD Term SOFR + 2.500%
7.828% VRN 8/17/29	425,674	425,584
Software — 10.1%
AppLovin Corp.
2024 Term Loan (2028), 3 mo. USD Term SOFR + 2.500%
7.844% VRN 10/25/28	674,629	675,641
2024 Term Loan (2030), 1 mo. USD Term SOFR + 2.500%
7.844% VRN 8/16/30	241,331	241,418
Ascend Learning LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.500%
8.944% VRN 12/11/28	511,162	510,431
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.594% VRN 2/15/29	1,049,450	1,044,864
Banff Merger Sub, Inc., 2023 USD Term Loan, 1 mo. USD Term SOFR + 4.250%
9.344% VRN 12/29/28	816,894	817,621
Central Parent, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.250%
8.585% VRN 7/06/29	689,501	679,076
Cloud Software Group, Inc., 2024 USD Term Loan B, 2 mo. USD Term SOFR + 4.000%, 3 mo. USD Term SOFR + 4.000%
9.335% VRN 3/30/29	666,235	665,236
Cloudera, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.750%
9.194% VRN 10/08/28	600,592	600,592
Cotiviti Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 3.250%
8.579% VRN 5/01/31	747,235	742,565
Genesys Cloud Services Holdings II LLC, Term Loan B, 1 mo. USD Term SOFR + 3.750%
9.208% VRN 12/01/27	206,270	207,559
Ivanti Software, Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.250%
9.814% VRN 12/01/27	468,532	369,873
Loyalty Ventures, Inc., Term Loan B, 12 mo. USD LIBOR
0.000% VRN 11/03/27	1,440,555	10,804
MedAssets Software Intermediate Holdings, Inc.
2021 Term Loan, 1 mo. USD Term SOFR + 4.000%
9.606% VRN 12/18/28	424,759	344,764
2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 6.750%
12.208% VRN 12/17/29	308,219	209,719

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Mitchell International, Inc.
2024 2nd Lien Term Loan,
0.000% 6/07/32 (f)	$500,000	$497,190
2024 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.250%
8.594% VRN 6/17/31	750,000	742,500
Playtika Holding Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 2.750%
8.208% VRN 3/13/28	245,214	245,062
Project Boost Purchaser LLC, 2021 Incremental Term Loan, 1 mo. USD Term SOFR + 3.500%
8.958% VRN 5/30/26	573,744	573,744
Project Ruby Ultimate Parent Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 3.250%
8.708% VRN 3/10/28	742,327	742,943
Quest Software US Holdings, Inc., 2022 Term Loan, 3 mo. USD Term SOFR + 4.250%
9.730% VRN 2/01/29	530,280	391,818
Skopima Merger Sub, Inc., Term Loan B, 1 mo. USD Term SOFR + 4.000%
9.458% VRN 5/12/28	309,268	308,770
Sophia LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.500%
8.944% VRN 10/09/29	335,117	336,374
Sovos Compliance LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 4.500%
9.958% VRN 8/11/28	493,666	489,346
SS&C Technologies Inc., 2024 Term Loan B8, 1 mo. USD Term SOFR + 2.000%
7.344% VRN 5/09/31	577,420	578,067
Veritas US, Inc., 2021 USD Term Loan B, 1 mo. USD Term SOFR + 5.000%
10.458% VRN 9/01/25	117,663	102,057
		12,128,034
Telecommunications — 5.9%
Consolidated Communications, Inc., 2021 Term Loan B, 1 mo. USD Term SOFR + 3.500%
8.958% VRN 10/02/27	275,793	262,425
Eircom Finco SARL, 2024 EUR Term Loan B, 1 mo. EURIBOR + 3.250%
6.929% VRN 5/15/29 EUR (e)	1,000,000	1,069,623
Iridium Satellite LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.250%
7.594% VRN 9/20/30	205,563	205,136
Level 3 Financing, Inc.
2024 Extended Term Loan B1, 1 mo. USD Term SOFR + 6.560%
11.904% VRN 4/15/29	386,062	377,437
2024 Extended Term Loan B2, 1 mo. USD Term SOFR + 6.560%
11.904% VRN 4/15/30	388,894	378,200
Lorca Holdco Ltd., 2024 EUR Term Loan,
7.195% 3/25/31 EUR (e)	1,000,000	1,069,033
Matterhorn Telecom SA, 2020 EUR Term Loan B, 3 mo. EURIBOR + 2.625%
6.337% VRN 9/15/26 EUR (e)	909,091	972,073
Nuuday AS, EUR Term Loan B, 1 mo. EURIBOR + 6.500%
10.176% VRN 2/03/28 EUR (e)	1,000,000	1,072,739
Telenet International Finance SARL, 2020 EUR Term Loan AQ, 1 mo. EURIBOR + 2.250%
5.849% VRN 4/30/29 EUR (e)	1,295,933	1,361,232
Zayo Group Holdings, Inc., USD Term Loan, 1 mo. USD Term SOFR + 3.000%
8.458% VRN 3/09/27	370,123	321,237
		7,089,135

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Transportation — 1.2%
Anarafe SLU, 2024 EUR PIK Super Senior Term Loan, 3 mo. EURIBOR + 10.000%
13.865% VRN 6/12/25 EUR (e)	$75,184	$80,518
First Student Bidco, Inc.
Term Loan C, 3 mo. USD Term SOFR + 3.000%
8.596% VRN 7/21/28	162,179	162,139
Term Loan B, 3 mo. USD Term SOFR + 3.000%
8.596% VRN 7/21/28	533,348	533,214
Genesee & Wyoming Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 2.000%
7.335% VRN 4/10/31	491,343	490,665
Kenan Advantage Group, Inc., 2024 Term Loan B3, 1 mo. USD Term SOFR + 3.750%
9.094% VRN 1/25/29	137,080	137,595
		1,404,131

TOTAL BANK LOANS (Cost $108,678,176)		103,380,328

CORPORATE DEBT — 6.7%
Commercial Services — 2.4%
ADT Security Corp.
4.125% 8/01/29 (g)	1,000,000	922,224
BCP V Modular Services Finance II PLC
4.750% 11/30/28 EUR (e) (g)	1,000,000	996,091
Travelex Issuerco 2 PLC, (Acquired 5/07/24, Cost $867,830),
12.500% 8/05/25 GBP (c) (e) (g)	679,198	978,774
		2,897,089
Cosmetics & Personal Care — 0.6%
Coty, Inc.
5.000% 4/15/26 (g)	750,000	740,100
Diversified Financial Services — 0.0%
Travelex Financing PLC, (Acquired 1/13/20, Cost $274,355),
8.000% 5/15/22 EUR (c) (e) (g) (h)	250,000	1,004
Health Care - Services — 0.6%
Tenet Healthcare Corp.
4.250% 6/01/29	750,000	698,448
Internet — 0.4%
United Group BV
4.000% 11/15/27 EUR (e) (g)	500,000	519,411
Lodging — 0.3%
Station Casinos LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 2.250%
7.594% VRN 3/14/31	370,489	370,059
Machinery - Diversified — 0.2%
Galapagos SA 3 mo. EURIBOR + 4.750%
1.000% 12/31/79 EUR (e) (g) (h)	20,000	107
Mangrove Luxco III SARL, (Acquired 10/21/19, Cost $281,033),
7.775% 10/09/25 EUR (c) (e) (g)	277,027	295,139
		295,246

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Media — 0.5%
Tele Columbus AG
10.000% 1/01/29 EUR (e) (g)	$709,736	$564,368
Packaging & Containers — 0.6%
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.
4.375% 10/15/28 (g)	750,000	699,844
Retail — 0.0%
House of Fraser Funding PLC 3 mo. GBP LIBOR + 5.750%
1.000% VRN 9/15/49 GBP (e) (g) (h)	300,000	190
Telecommunications — 0.9%
Odido Holding BV
3.750% 1/15/29 EUR (e) (g)	500,000	505,505
Vmed O2 UK Financing I PLC
4.500% 7/15/31 GBP (e) (g)	500,000	521,283
		1,026,788
Transportation — 0.2%
Anarafe SL
3 mo. EURIBOR + 12.750% 16.615% 12/31/26 EUR (e) (g)	86,048	113,348
3 mo. EURIBOR + 12.750% 16.615% 12/31/26 EUR (e) (g)	88,898	117,103
		230,451

TOTAL CORPORATE DEBT (Cost $8,686,372)		8,042,998

TOTAL BONDS & NOTES (Cost $117,364,548)		111,423,326

	Number of Shares
RIGHTS — 0.0%
Industrials — 0.0%
Silk Topco AS, CVR (a) (b) (d)	105,906	—

TOTAL RIGHTS (Cost $0)		—

WARRANTS — 0.0%
Technology — 0.0%
Travelex Topco Ltd. (a)	285	7,926

TOTAL WARRANTS (Cost $0)		7,926

TOTAL LONG-TERM INVESTMENTS (Cost $118,903,049)		112,543,235

MassMutual Global Floating Rate Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SHORT-TERM INVESTMENTS — 8.2%
Repurchase Agreement — 8.2%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (i)	$9,803,746	$9,803,746

TOTAL SHORT-TERM INVESTMENTS (Cost $9,803,746)		9,803,746

TOTAL INVESTMENTS — 101.9% (Cost $128,706,795) (j)		122,346,981

Other Assets/(Liabilities) — (1.9)%		(2,308,469)

NET ASSETS — 100.0%		$120,038,512

Abbreviation Legend

CVR	Contingent Value Rights
EURIBOR	Euro Inter-Bank Offered Rate
LIBOR	London InterBank Offered Rate
PIK	Payment in kind
SOFR	Secured Overnight Financing Rate
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	Investment is valued using significant unobservable inputs.
(c)	Restricted security. Certain securities are restricted to resale. At June 30, 2024, these securities amounted to a value of $2,284,173 or 1.90% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(d)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2024, these securities amounted to a value of $1,191,475 or 0.99% of net assets.
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	All or a portion of the security represents unsettled bank loan commitments at June 30, 2024 where the rate will be determined at time of settlement.
(g)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $6,974,491 or 5.81% of net assets.
(h)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2024, these securities amounted to a value of $1,301 or 0.00% of net assets.
(i)	Maturity value of $9,805,053. Collateralized by U.S. Government Agency obligations with a rate of 5.385%, maturity date of 4/30/26, and an aggregate market value, including accrued interest, of $9,999,880.
(j)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
BNP Paribas SA	7/22/24	USD	2,317,455	GBP	1,803,876	$36,908
Canadian Imperial Bank of Commerce	7/22/24	USD	29,347,599	EUR	27,013,449	390,413
						$427,321

Currency Legend

EUR	Euro
GBP	British Pound
USD	U.S. Dollar

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Number of Shares	Value
EQUITIES — 0.5%

COMMON STOCK — 0.5%
France — 0.0%
Technicolor Creative Studios, Inc. (a) (b) (c)	11,318	$—
Germany — 0.0%
Campfire Topco, Ltd. (a) (b) (c)	448,154	—
Lithuania — 0.0%
Jubilee Topco Ltd., A3 shares (a) (b) (c)	233,558	—
Spain — 0.0%
Bahia De Las Isletas SL (a) (b) (c)	5,454,162	—
United Kingdom — 0.2%
Don Jersey Topco Ltd. (Acquired 8/03/20-1/11/22, Cost $205,530) (a) (b) (c) (d)	292,774	81,791
Jubilee Topco Ltd., A1 shares (a) (b) (c)	746	—
Jubilee Topco Ltd., A2 shares (a) (b) (c)	363,125	—
Jubilee Topco Ltd., A4 shares (a) (b) (c)	194,966	—
KCA DEUTAG Drilling Ltd. (a)	2,731	197,998
Travelex Topco Ltd. (a) (b) (c)	9,365	—
		279,789
United States — 0.3%
Learfield Communications, Inc. (a)	4,698	305,370
Serta Simmons, Inc. (Acquired 6/29/23, Cost $220,156) (a) (d)	14,736	95,784
		401,154

TOTAL COMMON STOCK (Cost $725,936)		680,943

TOTAL EQUITIES (Cost $725,936)		680,943

	Principal Amount
BONDS & NOTES — 94.1%
BANK LOANS — 52.3%
Belgium — 0.4%
Telenet Financing USD LLC, 2020 USD Term Loan AR, 1 mo. USD Term SOFR + 2.000%
7.443% VRN 4/30/28	$500,000	474,895

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Canada — 0.4%
WestJet Loyalty LP, Term Loan B, 3 mo. USD Term SOFR + 3.750%
9.048% VRN 2/14/31	$468,750	$470,625
Channel Islands — 0.2%
Fleet Midco I Ltd., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.594% VRN 2/21/31	199,005	199,751
Flint Group Topco Ltd.
USD First Lien HoldCo Facility, 3 mo. USD Term SOFR + 0.362%
5.688% VRN 12/31/27	90,735	78,033
USD Second Lien HoldCo Facility, 3 mo. USD Term SOFR + 0.362%
5.688% VRN 12/31/27	121,000	19,511
		297,295
Czech Republic — 0.4%
AI Sirona (Luxembourg) Acquisition SARL, 2024 EUR Term Loan B, 1 mo. EURIBOR + 4.000%
7.646% VRN 9/30/28 EUR (e)	444,444	475,778
Denmark — 0.4%
Auris Luxembourg III SARL, 2024 EUR Term Loan B3, 6 mo. EURIBOR + 4.500%
8.268% VRN 2/28/29 EUR (e)	500,000	532,552
France — 0.9%
Casper BidCo SAS, 2024 EUR Term Loan B, 1 mo. EURIBOR + 4.250%
7.848% VRN 3/21/31 EUR (e)	500,000	535,250
Cerba Healthcare SAS, 2021 EUR Term Loan B, 1 mo. EURIBOR + 3.700%
7.346% VRN 6/30/28 EUR (e)	500,000	479,432
SITEL Worldwide Corp., 2021 USD Term Loan, 1 mo. USD Term SOFR + 3.750%
9.208% VRN 8/28/28	149,615	114,685
Technicolor Creative Studios Inc.
2023 EUR PIK Reinstated Term Loan B, 6 mo. EURIBOR + 0.500%
4.054% VRN 9/15/26 EUR (e)	203,359	545
2023 EUR PIK Incremental New Money Term Loan, 3 mo. EURIBOR + 0.000%
4.172% VRN 7/31/26 EUR (b) (c) (e)	19,142	—
2023 EUR PIK Term Loan, 3 mo. EURIBOR + 5.000%
5.844% VRN 3/27/33 EUR (b) (c) (e)	82,145	—
EUR PIK Super Senior Term Loan, 3 mo. EURIBOR + 0.000%
18.682% VRN 3/31/26 EUR (b) (c) (e)	7,820	18,843
EUR PIK Tranche 2 Note Term Loan, 12 mo. EURIBOR + 15.000%
18.684% VRN 3/31/26 EUR (b) (e)	4,692	11,306
		1,160,061

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Germany — 2.2%
Aenova Holding GmbH, 2021 EUR Term Loan B, 1 mo. EURIBOR + 4.500%
8.108% VRN 3/06/26 EUR (e)	$500,000	$534,003
Arvos HoldCo SARL, 2024 USD HoldCo Term Loan B2 (Acquired 4/09/24, Cost $2,945), 3 mo. USD Term SOFR + 0.500%
0.500% VRN 11/29/27 (d)	48,317	13,287
Arvos Holding GmbH, 2024 USD Opco Term Loan B4, 1 mo. USD Term SOFR + 5.500%
11.091% VRN 8/29/27	281,847	242,388
CeramTec AcquiCo GmbH, 2022 EUR Term Loan B, 3 mo. EURIBOR + 3.500%
7.294% VRN 3/16/29 EUR (e)	500,000	530,736
Nidda Healthcare Holding AG, 2020 EUR Term Loan F, 3 mo. EURIBOR + 3.500%
7.323% VRN 8/21/26 EUR (e)	500,000	534,303
One Hotels GmbH, EUR Term Loan B, 3 mo. EURIBOR + 4.500%
8.408% VRN 4/02/31 EUR (e)	500,000	535,743
Techem Verwaltungsgesellschaft 675 mbH, 2024 EUR Term Loan B, 1 mo. EURIBOR + 3.750%
7.426% VRN 7/15/29 EUR (e)	500,000	533,912
		2,924,372
Hong Kong — 0.6%
Fugue Finance BV, 2023 EUR Term Loan B, 3 mo. EURIBOR + 4.250%
8.044% VRN 1/31/28 EUR (e)	750,000	803,301
Ireland — 0.4%
Virgin Media Ireland Ltd., EUR Term Loan, 1 mo. EURIBOR + 3.500%
7.099% VRN 7/15/29 EUR (e)	500,000	530,008

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Luxembourg — 3.9%
Albion Financing 3 SARL, 2023 EUR Term Loan, 3 mo. EURIBOR + 5.250%
9.147% VRN 8/17/26 EUR (e)	$510,000	$546,458
Altice Financing SA, 2023 EUR Term Loan, 3 mo. EURIBOR + 5.000%
8.906% VRN 10/31/27 EUR (e)	497,500	462,783
CCP Lux Holding SARL, 2023 EUR Term Loan B, 3 mo. EURIBOR + 4.750%
8.666% VRN 1/05/28 EUR (e)	500,000	534,902
CEP IV Investment 16 SARL, USD 2nd Lien Term Loan, 3 mo. USD Term SOFR + 9.250%
14.593% VRN 10/01/27	1,301,967	1,158,751
Ineos Finance PLC
2024 EUR 1st Lien Term Loan B, 3 mo. EURIBOR + 3.500%
7.123% VRN 6/23/31 EUR (e)	500,000	531,234
2024 EUR Term Loan B, 1 mo. EURIBOR + 4.000%
7.646% VRN 2/07/31 EUR (e)	500,000	535,186
Piolin Bidco SAU, 2024 EUR Term Loan B4, 1 mo. EURIBOR + 4.500%
8.217% VRN 9/16/29 EUR (e)	500,000	534,319
Summer (BC) Holdco B SARL, 2024 EUR Term Loan B, 3 mo. EURIBOR + 4.500%
8.322% VRN 1/31/29 EUR (e)	500,000	533,671
Venga Finance SARL, 2021 USD Term Loan B, 3 mo. USD Term SOFR + 4.750%
10.359% VRN 6/28/29	296,977	296,977
		5,134,281
Netherlands — 2.0%
Nobian Finance BV, EUR Term Loan B, 1 mo. EURIBOR + 3.150%
6.826% VRN 7/01/26 EUR (e)	519,423	552,293
Pegasus BidCo BV, 2024 EUR Term Loan, 3 mo. EURIBOR + 3.750%
7.578% VRN 7/12/29 EUR (e)	500,000	534,972
TMF Group Holding BV, 2024 EUR Term Loan B, 3 mo. EURIBOR + 3.750%
7.607% VRN 5/03/28 EUR (e)	500,000	535,111
UPC Broadband Holding BV, 2021 EUR Term Loan AY, 1 mo. EURIBOR + 3.000%
6.599% VRN 1/31/29 EUR (e)	500,000	533,537
Ziggo BV, 2019 EUR Term Loan H, 1 mo. EURIBOR + 3.000%
6.599% VRN 1/31/29 EUR (e)	500,000	524,477
		2,680,390
Norway — 0.3%
Hurtigruten ASA
2024 EUR Holdco Term Loan, 6 mo. EURIBOR + 0.020%
0.020% VRN 2/23/29 EUR (e)	341,736	50,322
2024 EUR Term Loan B, 6 mo. EURIBOR + 6.500%
10.411% VRN 9/30/27 EUR (e)	196,803	180,468
2024 EUR OpCo Exit Term Loan, 3 mo. EURIBOR + 7.500%
11.427% VRN 6/30/27 EUR (e)	122,138	135,242
		366,032

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Spain — 2.0%
Anarafe SLU, 2024 EUR PIK Super Senior Term Loan, 3 mo. EURIBOR + 10.000%
13.865% VRN 6/12/25 EUR (e)	$38,204	$40,915
Areas Worldwide SA, 2024 EUR Term Loan B3, 3 mo. EURIBOR + 5.000%
8.738% VRN 12/31/29 EUR (e)	500,000	532,128
Boluda Towage SL, 2024 EUR Term Loan B, 1 mo. EURIBOR + 3.750%
7.397% VRN 1/31/30 EUR (e)	500,000	533,601
Dorna Sports SL, 2022 EUR Term Loan B, 6 mo. EURIBOR + 3.250%
6.922% VRN 3/30/29 EUR (e)	500,000	532,932
Grifols SA, EUR 2019 Term Loan B, 3 mo. EURIBOR + 2.250%
5.896% VRN 11/15/27 EUR (e)	992,208	1,019,804
		2,659,380
Sweden — 0.9%
Hilding Anders International AB
2022 EUR PIK Reorg Holdco, 6 mo. EURIBOR + 0.000%
0.000% VRN 2/28/27 EUR (b) (c) (e)	299,586	—
2022 EUR PIK Reorg Opco Term Loan (Acquired 10/04/22-4/29/24, Cost $253,140), 6 mo. EURIBOR + 5.000%
8.825% VRN 2/28/26 EUR (d) (e)	297,035	117,503
2023 EUR New Money Facility (Acquired 9/29/23, Cost $44,231), 1 mo. EURIBOR + 10.000%, 6 mo. EURIBOR + 10.000%
13.825% VRN 1/31/26 EUR (b) (d) (e)	42,190	42,924
Verisure Holding AB, 2021 EUR Term Loan, 3 mo. EURIBOR + 3.000%
6.722% VRN 3/27/28 EUR (e)	1,000,000	1,064,621
		1,225,048

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
United Kingdom — 5.2%
BCP V Modular Services Holdings IV Ltd., EUR Term Loan B, 3 mo. EURIBOR + 4.175%
7.897% VRN 12/15/28 EUR (e)	$500,000	$531,325
City Football Group Ltd., 2024 Term Loan, 3 mo. USD Term SOFR + 3.000%
8.586% VRN 7/22/30	906,959	903,277
Froneri International Ltd., 2020 EUR Term Loan B1, 6 mo. EURIBOR + 2.125%
5.991% VRN 1/29/27 EUR (e)	500,000	532,573
HNVR Holdco Ltd., 2024 EUR Term Loan D2, 6 mo. EURIBOR + 4.250%
8.092% VRN 9/12/27 EUR (e)	500,000	536,241
INEOS Quattro Holdings UK Ltd., 2023 EUR 1st Lien Term Loan B, 1 mo. EURIBOR + 4.500%
8.146% VRN 4/02/29 EUR (e)	500,000	533,719
IVC Acquisition Ltd., 2023 EUR Term Loan B, 6 mo. EURIBOR + 5.000%
8.795% VRN 12/12/28 EUR (e)	500,000	533,569
Lernen Bidco Ltd., EUR Term Loan B1, 6 mo. EURIBOR + 4.250%
8.034% VRN 4/25/29 EUR (e)	500,000	535,009
Lorca Holdco Ltd., 2024 EUR Term Loan,
0.000% 3/25/31 EUR (e) (f)	500,000	534,517
Motion Finco SARL, 2023 EUR Term Loan B, 3 mo. EURIBOR + 3.750%
7.472% VRN 11/12/29 EUR (e)	500,000	534,013
Tunstall Group Holdings Ltd., 2023 EUR Reinstated Term Loan B (Acquired 11/30/23-5/31/24, Cost $333,574), 6 mo. EURIBOR + 0.100%
3.868% VRN 12/20/27 EUR (d) (e)	306,527	264,672
VMED O2 UK Holdco 4 Ltd., 2023 EUR Term Loan Z, 1 mo. EURIBOR + 3.425%
7.024% VRN 10/15/31 EUR (e)	700,000	742,274
Vue Entertainment International Ltd.
2023 EUR Floating PIK Reinstated Term Loan B, 3 mo. EURIBOR + 0.100%, 6 mo. EURIBOR + 0.100%
3.964% VRN 12/31/27 EUR (e)	250,552	150,264
2023 EUR Floating PIK Term Loan, 3 mo. EURIBOR + 0.100%
3.998% VRN 12/31/27 EUR (e)	159,884	168,231
2023 EUR Floating PIK Super Senior Term Loan, 3 mo. EURIBOR + 4.000%
7.873% VRN 6/30/27 EUR (e)	96,338	108,074
Vue International Bidco PLC, 2022 EUR Term Loan, 6 mo. EURIBOR + 8.000%
11.844% VRN 6/30/27 EUR (e)	158,216	166,194
		6,773,952

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
United States — 32.1%
8th Avenue Food & Provisions, Inc.
2018 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.750%
9.208% VRN 10/01/25 (f)	$654,367	$619,607
2021 Incremental Term Loan, 1 mo. USD Term SOFR + 4.750%
10.208% VRN 10/01/25	115,027	108,700
A-L Parent LLC, 2023 Take Back Term Loan, 1 mo. USD Term SOFR + 5.500%
10.844% VRN 6/30/28	568,938	570,537
Ahead DB Holdings LLC, 2024 Incremental Term Loan B (Acquired 1/24/24, Cost $250,000), 3 mo. USD Term SOFR + 4.250%
9.585% VRN 2/01/31 (d)	252,525	253,000
AlixPartners LLP, 2021 USD Term Loan B, 1 mo. USD Term SOFR + 2.500%
7.958% VRN 2/04/28	397,408	397,463
Altium Packaging LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.500%
7.844% VRN 6/05/31	300,000	299,250
Apro LLC, 2024 Term Loan B,
0.000% 7/09/31 (f)	196,850	196,604
AqGen Island Holdings, Inc., Term Loan,
4.000% 8/02/28 (f)	141,993	141,851
Arsenal AIC Parent LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.750%
9.094% VRN 8/18/30	171,891	172,708
Ascend Learning LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.500%
8.944% VRN 12/11/28	643,401	642,481
ASP Blade Holdings, Inc., Initial Term Loan, 3 mo. USD Term SOFR + 4.000%,
9.596% VRN 10/13/28	62,168	46,952
Assured Partners, Inc., 2024 Incremental Term Loan B5, 1 mo. USD Term SOFR + 3.500%
8.844% VRN 2/14/31	324,188	324,839
Asurion LLC
2022 Term Loan B10, 1 mo. USD Term SOFR + 4.000%
9.444% VRN 8/19/28	293,494	289,916
2021 Second Lien Term Loan B4, 1 mo. USD Term SOFR + 5.250%
10.708% VRN 1/20/29	375,862	345,677
Athenahealth Group, Inc., 2022 Term Loan B, 1 mo. USD Term SOFR + 3.250%,
8.594% VRN 2/15/29	652,851	649,998
AVSC Holding Corp., 2020 Term Loan B1, 1 mo. USD Term SOFR + 3.250%
8.944% VRN 3/03/25	101	100
Banff Merger Sub, Inc., 2023 USD Term Loan, 1 mo. USD Term SOFR + 4.250%
9.344% VRN 12/29/28	403,301	403,659
BCPE North Star US HoldCo 2, Inc., Term Loan, 1 mo. USD Term SOFR + 4.000%
9.458% VRN 6/09/28	239,376	226,210
Berlin Packaging LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.750%
9.190% VRN 6/09/31	115,044	115,266
Broadstreet Partners, Inc., 2024 Term Loan B4, 1 mo. USD Term SOFR + 3.250%
8.594% VRN 6/14/31	292,151	291,201
Caesars Entertainment, Inc., 2024 Term Loan B1, 3 mo. USD Term SOFR + 2.750%

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
8.097% VRN 2/06/31	$326,063	$325,757
Carnival Corp., 2024 Term Loan B1, 1 mo. USD Term SOFR + 2.750%
8.094% VRN 10/18/28	678,668	679,517
Central Parent, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.250%
8.585% VRN 7/06/29	360,418	354,968
Charter NEX US, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.500%
8.844% VRN 12/01/27	208,705	208,931
Clear Channel Outdoor Holdings, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.000%
9.458% VRN 8/23/28	232,939	232,939
Cloud Software Group, Inc., 2024 USD Term Loan B, 2 mo. USD Term SOFR + 4.000%, 3 mo. USD Term SOFR + 4.000%
9.335% VRN 3/30/29	161,390	161,148
Cloudera, Inc.
2021 Term Loan, 1 mo. USD Term SOFR + 3.750%
9.194% VRN 10/08/28	54,241	54,241
2021 Second Lien Term Loan, 1 mo. USD Term SOFR + 6.000%
11.444% VRN 10/08/29	266,667	263,667
Clydesdale Acquisition Holdings, Inc., Term Loan B, 1 mo. USD Term SOFR + 3.675%
9.119% VRN 4/13/29 (f)	396,936	397,555
CoreLogic, Inc.
Term Loan, 1 mo. USD Term SOFR + 3.500%
8.958% VRN 6/02/28	295,443	290,589
2nd Lien Term Loan, 1 mo. USD Term SOFR + 6.500%
11.958% VRN 6/04/29	233,375	227,540
Cotiviti Corp., 2024 Term Loan, 1 mo. USD Term SOFR + 3.250%
8.579% VRN 5/01/31	298,894	297,026
CPC Acquisition Corp., Term Loan, 3 mo. USD Term SOFR + 3.750%
9.346% VRN 12/29/27	479,227	398,358
Delta TopCo, Inc., 2024 Term Loan, 3 mo. USD Term SOFR + 3.500%
8.846% VRN 11/30/29	380,719	380,403
Edelman Financial Center LLC, 2024 2nd Lien Term Loan, 1 mo. USD Term SOFR + 5.250%
10.594% VRN 10/06/28	300,000	299,952
Elanco Animal Health, Inc., Term Loan B, 1 mo. USD Term SOFR + 1.750%
7.179% VRN 8/01/27	300,000	298,749
Electron BidCo, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.000%
8.458% VRN 11/01/28	248,728	248,511
Emrld Borrower LP, Term Loan B, 1 mo. USD Term SOFR + 2.500%
7.844% VRN 5/31/30	398,000	397,586
Fiesta Purchaser, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.000%
9.344% VRN 2/12/31	168,401	169,435
First Student Bidco, Inc.
Term Loan C, 3 mo. USD Term SOFR + 3.000%
8.596% VRN 7/21/28	65,828	65,812
Term Loan B, 3 mo. USD Term SOFR + 3.000%
8.596% VRN 7/21/28	216,415	216,361
Five Star Intermediate Holding LLC, Term Loan, 3 mo. USD Term SOFR + 4.250%
9.584% VRN 5/05/29	322,751	296,931
Flint Group Midco Ltd.
USD Opco Term Loan, 3 mo. USD Term SOFR + 4.250%
9.838% VRN 12/31/26	175,441	167,766
EUR Super Senior Term Loan, 3 mo. EURIBOR + 8.000%

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
11.892% VRN 6/30/26 EUR (e)	$101,113	$110,656
Flint Group Packaging INKS North America Holdings LLC
EUR PIK 2nd lien Holdco Term Loan, 3 mo. EURIBOR + 0.100%
3.992% VRN 12/30/27 EUR (e)	377,990	64,939
EUR PIK Holdco Term Loan, 3 mo. EURIBOR + 0.100%
3.992% VRN 12/30/27 EUR (e)	283,446	259,920
EUR Opco Term Loan, 3 mo. EURIBOR + 4.250%
8.142% VRN 12/31/26 EUR (e)	555,128	569,247
Fluid-Flow Products, Inc., Term Loan, 3 mo. USD Term SOFR + 3.750%
9.346% VRN 3/31/28	193,742	193,596
Franklin Square Holdings LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.250%
7.594% VRN 4/25/31	328,959	328,548
Freeport LNG Investments LLLP, Term Loan B, 3 mo. USD Term SOFR + 3.500%
9.086% VRN 12/21/28	495,528	494,700
Gainwell Acquisition Corp., Term Loan B, 3 mo. USD Term SOFR + 4.000%
9.435% VRN 10/01/27	295,408	285,683
Gates Global LLC, 2024 Term Loan B5,
0.000% 6/04/31 (f)	1,084,707	1,085,391
Genesee & Wyoming Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 2.000%
7.335% VRN 4/10/31	229,293	228,977
GHX Ultimate Parent Corp., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.000%
9.326% VRN 6/30/27	297,008	298,493
Graham Packaging Co., Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.000%
8.458% VRN 8/04/27 (f)	249,104	249,328
Great Outdoors Group LLC, 2021 Term Loan B1, 1 mo. USD Term SOFR + 3.750%
9.208% VRN 3/06/28	597,578	596,645
Grinding Media, Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.000%
9.555% VRN 10/12/28	192,050	190,609
GTCR W Merger Sub LLC, USD Term Loan B, 3 mo. USD Term SOFR + 3.000%
8.335% VRN 1/31/31	514,908	514,836
Gulf Finance LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 6.250%
11.691% - 11.708% VRN 8/25/26	202,382	203,445
Harbor Freight Tools USA, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.500%
7.844% VRN 6/05/31	400,000	398,592
Hilton Grand Vacations Borrower LLC, 2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 2.750%
8.094% VRN 1/17/31	169,948	169,821
HLF Financing SARL LLC, 2024 8th Amendment Term Loan B, 1 mo. USD Term SOFR + 6.750%
12.094% VRN 4/12/29	170,940	163,501
HUB International Ltd., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.250%
8.575% VRN 6/20/30	274,562	275,043
IPS Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 3.500%
8.844% VRN 10/02/28	337,512	336,246
IRB Holding Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.750%
8.194% VRN 12/15/27	297,727	297,406
Ivanti Software, Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.250%

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
9.814% VRN 12/01/27	$243,657	$192,350
Journey Personal Care Corp., 2021 Term Loan B, 1 mo. USD Term SOFR + 4.250%
9.708% VRN 3/01/28	559,843	557,324
Kohler Energy Co. LLC, USD Term Loan B, 3 mo. USD Term SOFR + 4.750%
10.085% VRN 5/01/31	463,177	464,771
LBM Acquisition LLC, Term Loan B, 1 mo. USD Term SOFR + 3.750%
9.194% VRN 12/17/27	240,525	239,991
Level 3 Financing, Inc.
2024 Extended Term Loan B1, 1 mo. USD Term SOFR + 6.560%
11.904% VRN 4/15/29 (f)	131,477	128,539
2024 Extended Term Loan B2, 1 mo. USD Term SOFR + 6.560%
11.904% VRN 4/15/30 (f)	432,441	420,549
LifePoint Health, Inc., 2024 Term Loan B, 3 mo. USD Term SOFR + 4.750%
10.056% VRN 11/16/28	586,093	588,877
Lifescan Global Corp., 2023 Term Loan, 3 mo. USD Term SOFR + 6.500%
11.926% VRN 12/31/26	117,217	54,017
LSF11 A5 Holdco LLC, 2024 Term Loan B, 3 mo. USD Term SOFR + 3.500%
8.958% VRN 10/15/28	297,722	296,977
Magenta Buyer LLC, 2021 USD 1st Lien Term Loan, 3 mo. USD Term SOFR + 5.000%
10.591% VRN 7/27/28	524,104	289,133
Mattress Firm, Inc., 2021 Term Loan B, 3 mo. USD Term SOFR + 4.250%
9.846% VRN 9/25/28	279,955	279,006
Mavis Tire Express Services Corp., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.750%
9.094% VRN 5/04/28	297,737	298,109
McAfee, LLC, 2024 USD Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.579% VRN 3/01/29	329,428	328,657
McGraw-Hill Global Education Holdings LLC, 2021 Term Loan, 3 mo. USD Term SOFR + 4.750%
10.346% VRN 7/28/28	248,087	248,362
MedAssets Software Intermediate Holdings, Inc.
2021 Term Loan, 1 mo. USD Term SOFR + 4.000%
9.606% VRN 12/18/28	196,977	159,881
2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 6.750%
12.208% VRN 12/17/29	205,479	139,812
Medical Solutions Holdings, Inc., 2021 2nd Lien Term Loan, 1 mo. USD Term SOFR + 7.000%
12.444% VRN 11/01/29	147,368	99,964
Medline Borrower LP, 2024 Term Loan B, 1 mo. USD Term SOFR + 2.750%
8.094% VRN 10/23/28	817,049	818,144
MH Sub I LLC, 2023 Term Loan, 1 mo. USD Term SOFR + 4.250%,
9.594% VRN 5/03/28	495,000	494,173
Midwest Physician Administrative Services LLC, 2021 Term Loan, 3 mo. USD Term SOFR + 3.250%
8.846% VRN 3/12/28	424,232	369,480
Mitchell International, Inc.
2024 2nd Lien Term Loan,
0.000% 6/07/32 (f)	197,802	196,691
2024 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.250%
8.594% VRN 6/17/31	350,000	346,500
MKS Instruments, Inc., 2023 USD Term Loan B, 1 mo. USD Term SOFR + 2.500%

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
7.828% VRN 8/17/29	$170,761	$170,725
Motel 6, Term Loan B, 1 mo. USD Term SOFR + 5.000%
10.446% VRN 9/09/26	141,687	142,076
NAPA Management Services Corp., Term Loan B, 1 mo. USD Term SOFR + 5.250%
10.694% VRN 2/23/29	359,206	341,695
Neptune Bidco US, Inc., 2022 USD Term Loan B, 3 mo. USD Term SOFR + 5.000%
10.406% VRN 4/11/29	145,830	137,019
New Arclin US Holding Corp., 2021 Term Loan,
4.000% 9/30/28 (f)	193,888	193,091
Nouryon Finance BV
2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.500%
8.826% VRN 4/03/28	500,911	501,663
2024 Incremental Term Loan B, 1 mo. USD Term SOFR + 3.500%
8.829% VRN 4/03/28	115,743	116,033
Olympus Water US Holding Corp., 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.750%
9.097% VRN 6/20/31	230,660	230,916
OMNIA Partners LLC, 2024 Term Loan B,
0.000% 7/25/30 (f)	166,667	166,640
Oryx Midstream Services Permian Basin LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.000%
8.441% VRN 10/05/28	484,910	484,648
Padagis LLC, Term Loan B, 3 mo. USD Term SOFR + 4.750%
10.313% VRN 7/06/28	345,260	336,629
Parexel International Corp., 2021 1st Lien Term Loan, 1 mo. USD Term SOFR + 3.250%
8.708% VRN 11/15/28	297,716	298,180
PECF USS Intermediate Holding III Corp., Term Loan B, 3 mo. USD Term SOFR + 4.250%, VR
9.841% VRN 12/15/28	591,283	389,756
Peraton Corp., Term Loan B, 1 mo. USD Term SOFR + 3.750%
9.194% VRN 2/01/28	646,163	645,892
PMHC II, Inc., 2022 Term Loan B, 3 mo. USD Term SOFR + 4.250%
9.706% VRN 4/23/29	237,622	231,682
Polar US Borrower LLC, 2018 1st Lien Term Loan (Acquired 1/04/24, Cost $150,526), 3 mo. USD Term SOFR + 4.750%
10.178% VRN 10/15/25 (d)	200,000	157,750
Pretium Packaging LLC, Second Out Term Loan A1, 3 mo. USD Term SOFR + 4.600%
9.927% VRN 10/02/28	77,759	67,261
Pretium Packaging, LLC, First Out Term Loan A,
0.000% 10/02/28 (f)	346,154	354,981
Proampac PG Borrower LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 4.000%
9.322% - 9.329% VRN 9/15/28	497,503	498,249
Project Ruby Ultimate Parent Corp., 2021 Term Loan, 1 mo. USD Term SOFR + 3.250%,
8.708% VRN 3/10/28	395,277	395,605
Prometric Holdings, Inc., 2024 Term Loan, 1 mo. USD Term SOFR + 4.700%
10.208% VRN 1/31/28	298,502	300,069
Quest Software US Holdings, Inc.
2022 Term Loan, 3 mo. USD Term SOFR + 4.250%
9.730% VRN 2/01/29	706,795	522,244
2022 2nd Lien Term Loan, 3 mo. USD Term SOFR + 7.500%
12.980% VRN 2/01/30	879,618	429,087

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Quikrete Holdings, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 2.500%
7.844% VRN 4/14/31	$174,516	$174,788
Radiology Partners, Inc., 2024 Extended Term Loan B, 3 mo. USD Term SOFR + 3.500%
9.088% VRN 1/31/29 (f)	774,648	732,043
Recess Holdings, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 4.500%
9.844% VRN 2/20/30	260,926	262,341
RelaDyne, Inc., 2023 Incremental Term Loan, 1 mo. USD Term SOFR + 4.500%
9.844% VRN 12/22/28	147,695	147,511
Resonetics LLC, 2024 Term Loan, 3 mo. USD Term SOFR + 3.750%
9.082% VRN 6/06/31	250,000	250,313
Scientific Games Holdings LP, 2024 USD Term Loan B, 3 mo. USD Term SOFR + 3.000%
8.306% VRN 4/04/29	250,000	249,375
Sedgwick Claims Management Services, Inc., 2023 Term Loan B, 1 mo. USD Term SOFR + 3.750%
9.094% VRN 2/24/28	520,234	520,162
Select Medical Corp., 2023 Term Loan B1, 1 mo. USD Term SOFR + 3.000%
8.344% VRN 3/06/27	346,675	346,529
Skopima Merger Sub, Inc., Term Loan B, 1 mo. USD Term SOFR + 4.000%
9.458% VRN 5/12/28	244,924	244,530
Sovos Compliance LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 4.500%,
9.958% VRN 8/11/28	346,449	343,418
Spa Holdings 3 Oy, USD Term Loan B, 3 mo. USD Term SOFR + 3.750%,
9.346% VRN 2/04/28	497,503	497,254
Spin Holdco, Inc., 2021 Term Loan, 3 mo. USD Term SOFR + 4.000%
9.600% VRN 3/04/28	247,825	210,032
Tacala LLC, 2024 Term Loan, 1 mo. USD Term SOFR + 4.000%
9.344% VRN 1/31/31	179,038	179,561
Tiger Acquisition LLC, 2021 Term Loan, 1 mo. USD Term SOFR + 3.250%
8.694% VRN 6/01/28 (f)	421,945	418,122
TransDigm, Inc., 2023 Term Loan J, 3 mo. USD Term SOFR + 2.500%
7.843% VRN 2/28/31	798,000	799,596
Trident TPI Holdings, Inc., 2024 Term Loan B6, 3 mo. USD Term SOFR + 4.000%
9.302% VRN 9/15/28	358,063	358,460
Triton Water Holdings, Inc., Term Loan, 3 mo. USD Term SOFR + 3.250%,
8.846% VRN 3/31/28	1,712	1,712
UKG, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.576% VRN 2/10/31	384,217	385,465
USI, Inc., 2024 Term Loan (2029), 3 mo. USD Term SOFR + 2.750%
8.085% VRN 11/22/29	249,373	249,219
USIC Holdings, Inc., 2021 Term Loan, 1 mo. USD Term SOFR + 3.500%, 3 mo. USD Term SOFR + 3.500%
8.943% - 9.096% VRN 5/12/28	197,964	190,994
Vistra Zero Operating Company LLC, Term Loan B, 1 mo. USD Term SOFR + 2.750%
8.094% VRN 4/30/31	173,311	174,004
VS Buyer LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.581% VRN 4/14/31	138,992	139,166
Wand NewCo 3, Inc., 2024 Term Loan B, 1 mo. USD Term SOFR + 3.750%
9.094% VRN 1/30/31	261,160	262,745

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
WeddingWire, Inc., 2023 Term Loan, 1 mo. USD Term SOFR + 4.500%,
9.826% - 9.844% VRN 1/31/28	$249,375	$249,998
White Cap Buyer LLC, 2024 Term Loan B, 1 mo. USD Term SOFR + 3.250%
8.594% VRN 10/19/29	242,441	242,758
Wood Mackenzie Ltd., 2024 Term Loan B, 3 mo. USD Term SOFR + 3.500%
8.823% VRN 2/07/31	226,415	227,774
Zayo Group Holdings, Inc., 2022 USD Incremental Term Loan B, 1 mo. USD Term SOFR + 4.325%
9.669% VRN 3/09/27	143,616	126,062
		41,952,513

TOTAL BANK LOANS (Cost $70,433,125)		68,460,483

CORPORATE DEBT — 35.6%
Austria — 0.4%
ams-OSRAM AG
Convertible, 2.125% 11/03/27 EUR (e) (g)	300,000	253,012
10.500% 3/30/29 EUR (e) (g)	200,000	224,096
		477,108
Belgium — 0.3%
Elia Group SA 5 yr. EURIBOR ICE Swap + 2.506%
5.850% VRN EUR (e) (g) (h)	300,000	330,924
Brazil — 1.1%
Acu Petroleo Luxembourg SARL
7.500% 7/13/35 (g)	524,608	508,614
Embraer Netherlands Finance BV
7.000% 7/28/30 (g)	400,000	417,410
Minerva Luxembourg SA
8.875% 9/13/33 (g)	500,000	516,378
		1,442,402
Canada — 0.5%
1375209 BC Ltd.
9.000% 1/30/28 (g)	131,000	125,967
Enbridge, Inc., Series NC5, 5 yr. CMT + 3.785%
8.250% VRN 1/15/84	551,000	574,093
		700,060
Cayman Islands — 0.6%
Global Aircraft Leasing Co. Ltd.
6.500% 9/15/24 (g)	812,064	781,747
Chile — 0.3%
Banco de Credito e Inversiones SA 5 yr. CMT + 4.944%
8.750% VRN (g) (h)	200,000	209,520
VTR Comunicaciones SpA
4.375% 4/15/29 (g)	200,000	173,922
		383,442

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
China — 0.0%
Sunac China Holdings Ltd.
1.000% 9/30/32 (g)	$67,718	$4,063
6.000% 9/30/26 (g)	28,261	3,603
6.250% 9/30/27 (g)	28,295	3,149
6.750% 9/30/28 (g)	85,092	8,336
7.000% 9/30/29 (g)	85,195	7,455
		26,606
France — 1.3%
Accor SA 5 yr. EUR Swap + 4.105%
7.250% VRN EUR (e) (g) (h)	200,000	232,145
Electricite de France SA
5 yr. EUR Swap + 2.860% 2.625% VRN EUR (e) (g) (h)	200,000	193,307
5 yr. EUR Swap + 3.970% 3.375% VRN EUR (e) (g) (h)	600,000	559,961
iliad SA
5.625% 2/15/30 EUR (e) (g)	300,000	328,781
Orange SA 5 yr. EUR Swap + 2.659%
5.375% VRN EUR (e) (g) (h)	400,000	443,442
		1,757,636
Georgia — 0.3%
Silknet JSC
8.375% 1/31/27 (g)	226,000	224,870
TBC Bank JSC 5 yr. CMT + 5.637%
10.250% VRN (g) (h)	200,000	196,062
		420,932
Germany — 1.5%
APCOA Parking Holdings GmbH 3 mo. EURIBOR + 5.000%
8.906% FRN 1/15/27 EUR (e) (g)	169,000	181,375
Bayer AG
5 yr. EUR Swap + 3.108% 3.125% VRN 11/12/79 EUR (e) (g)	400,000	388,781
5 yr. EUR Swap + 4.458% 5.375% VRN 3/25/82 EUR (e) (g)	200,000	203,780
5 yr. EUR Swap + 3.896% 7.000% VRN 9/25/83 EUR (e) (g)	200,000	220,938
Mahle GmbH
6.500% 5/02/31 EUR (e) (g)	150,000	163,494
Volkswagen International Finance NV 5 yr. EUR Swap + 2.924%
3.748% VRN EUR (e) (g) (h)	300,000	305,259
Wintershall Dea Finance 2 BV
5 yr. EUR Swap + 2.924% 2.499% VRN EUR (e) (g) (h)	300,000	300,119
5 yr. EUR Swap + 3.319% 3.000% VRN EUR (e) (g) (h)	200,000	189,837
		1,953,583
Ghana — 1.3%
Kosmos Energy Ltd.
7.125% 4/04/26 (g)	200,000	197,534
Tullow Oil PLC
7.000% 3/01/25 (g)	1,574,000	1,509,865
		1,707,399

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
India — 1.0%
Adani Green Energy Ltd.
4.375% 9/08/24 (g)	$500,000	$494,475
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy
6.700% 3/12/42 (g)	350,000	323,955
Adani Transmission Step-One Ltd.
4.000% 8/03/26 (g)	300,000	284,197
Continuum Green Energy India Pvt/Co-Issuers
7.500% 6/26/33 (g)	200,000	198,300
Future Retail Ltd.
5.600% 1/22/25 (g) (i)	950,000	1,900
		1,302,827
Indonesia — 0.3%
Medco Maple Tree Pte. Ltd.
8.960% 4/27/29 (g)	400,000	418,187
Italy — 0.3%
Cerved Group SpA 3 mo. EURIBOR + 5.250%
8.969% FRN 2/15/29 EUR (e) (g)	199,000	209,176
Engineering - Ingegneria Informatica - SpA
11.125% 5/15/28 EUR (e) (g)	150,000	165,626
		374,802
Luxembourg — 0.6%
Cidron Aida Finco SARL
5.000% 4/01/28 EUR (e) (g)	100,000	98,992
Matterhorn Telecom SA
3.125% 9/15/26 EUR (e) (g)	250,000	260,518
Sani/Ikos Financial Holdings 1 SARL, (Acquired 3/06/24, Cost $266,471),
5.625% 12/15/26 EUR (d) (e) (g)	250,000	264,726
Summer BC Holdco A SARL
9.250% 10/31/27 EUR (e) (g)	180,211	189,619
		813,855
Macau — 0.2%
MGM China Holdings Ltd.
7.125% 6/26/31 (g)	300,000	301,586
Mexico — 0.4%
Sixsigma Networks Mexico SA de CV
7.500% 5/02/25 (g)	500,000	479,935
Netherlands — 0.8%
Titan Holdings II BV
5.125% 7/15/29 EUR (e) (g)	500,000	541,178
Wp/ap Telecom Holdings III BV
5.500% 1/15/30 EUR (e) (g)	500,000	495,315
		1,036,493
Norway — 0.2%
Var Energi ASA 5 yr. EURIBOR ICE Swap + 4.765%
7.862% VRN 11/15/83 EUR (e) (g)	250,000	290,495

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Peru — 0.2%
Banco BBVA Peru SA 5 yr. CMT + 2.002%
6.200% VRN 6/07/34 (g)	$300,000	$300,000
Philippines — 0.6%
Metropolitan Bank & Trust Co.
5.500% 3/06/34 (g)	750,000	746,250
Russia — 0.0%
Sovcombank Via SovCom Capital DAC 5 yr. CMT + 6.380%
7.750% VRN (g) (h) (i)	500,000	14,063
Saudi Arabia — 0.2%
Alinma Tier 1 Sukuk Ltd. 5 yr. CMT + 2.201%
6.500% VRN (g) (h)	250,000	252,281
Slovenia — 0.2%
Nova Ljubljanska Banka DD 5 yr. EURIBOR ICE Swap + 4.230%
6.875% VRN 1/24/34 EUR (e) (g)	200,000	223,015
Spain — 1.5%
Anarafe SL 3 mo. EURIBOR + 12.750%
16.615% 12/31/26 EUR (e) (g)	88,898	117,103
Cellnex Telecom SA, Convertible,
0.750% 11/20/31 EUR (e) (g)	300,000	262,923
Grifols SA
3.875% 10/15/28 EUR (e) (g)	200,000	175,636
Kaixo Bondco Telecom SA
5.125% 9/30/29 EUR (e) (g)	600,000	623,293
Telefonica Europe BV
6 yr. EUR Swap + 2.866% 2.880% VRN EUR (e) (g) (h)	100,000	100,072
7 yr. EUR Swap + 3.347% 6.135% VRN EUR (e) (g) (h)	600,000	673,049
		1,952,076
Tanzania, United Republic Of — 0.3%
HTA Group Ltd.
7.500% 6/04/29 (g)	367,000	364,798
Turkey — 1.0%
Akbank TAS 5 yr. CMT + 5.270%
9.369% VRN (g) (h)	200,000	198,000
QNB Finansbank AS
7.250% 5/21/29 (g)	397,000	394,022
Sisecam UK PLC
8.625% 5/02/32 (g)	200,000	203,642
Turkiye Garanti Bankasi AS 5 yr. CMT + 4.090%
8.375% VRN 2/28/34 (g)	220,000	219,010
WE Soda Investments Holding PLC
9.500% 10/06/28 (g)	306,000	313,000
		1,327,674
United Arab Emirates — 0.6%
DP World Salaam 5 yr. CMT + 5.750%
6.000% VRN (g) (h)	555,000	550,838
GEMS MENASA Cayman Ltd./GEMS Education Delaware LLC
7.125% 7/31/26 (g)	200,000	198,834
		749,672

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
United Kingdom — 4.4%
Connect Finco SARL/Connect US Finco LLC
6.750% 10/01/26 (g)	$221,000	$213,298
CPUK Finance Ltd.
7.875% 8/28/29 GBP (e) (g)	200,000	257,244
Heathrow Finance PLC
6.625% 3/01/31 GBP (e) (g)	250,000	312,470
House of Fraser Funding PLC 3 mo. GBP LIBOR + 5.750%
1.000% VRN 9/15/49 GBP (e) (g) (i)	150,000	95
KCA Deutag Pikco PLC
15.000% 12/01/27	113,509	116,489
KCA Deutag UK Finance PLC
9.875% 12/01/25 (g)	500,000	503,138
1 day USD SOFR + 9.000% 14.410% FRN 12/01/25	143,476	146,569
Macquarie Airfinance Holdings Ltd.
8.125% 3/30/29 (g)	139,000	146,950
8.375% 5/01/28 (g)	131,000	138,070
Ocado Group PLC
Convertible, 0.750% 1/18/27 GBP (e) (g)	100,000	92,255
3.875% 10/08/26 GBP (e) (g)	300,000	321,397
Pinewood Finco PLC
6.000% 3/27/30 GBP (e) (g)	150,000	186,297
Travelex Financing PLC, (Acquired 1/13/20, Cost $1,178,955),
8.000% 5/15/22 EUR (d) (e) (g) (i)	1,050,000	4,217
Travelex Issuerco 2 PLC, (Acquired 5/07/24, Cost $2,303,718),
12.500% 8/05/25 GBP (d) (e) (g)	1,801,505	2,596,101
TVL Finance PLC
10.250% 4/28/28 GBP (e) (g)	100,000	132,098
Vodafone Group PLC
5 yr. EUR Swap + 3.477% 3.000% VRN 8/27/80 EUR (e) (g)	500,000	483,781
5 yr. EUR Swap + 3.489% 6.500% VRN 8/30/84 EUR (e) (g)	150,000	172,490
		5,822,959

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
United States — 15.0%
AdaptHealth LLC
4.625% 8/01/29 (g)	$500,000	$433,253
Alliant Holdings Intermediate LLC/Alliant Holdings Co-Issuer
7.000% 1/15/31 (g)	251,000	253,566
American Airlines, Inc./AAdvantage Loyalty IP Ltd.
5.500% 4/20/26 (g)	396,667	393,141
5.750% 4/20/29 (g)	114,000	110,907
AmWINS Group, Inc.
6.375% 2/15/29 (g)	183,000	183,499
Ardagh Metal Packaging Finance USA LLC/Ardagh Metal Packaging Finance PLC
4.000% 9/01/29 (g)	300,000	253,877
Arsenal AIC Parent LLC
8.000% 10/01/30 (g)	312,000	327,412
Artera Services LLC
8.500% 2/15/31 (g)	133,000	136,923
Avient Corp.
7.125% 8/01/30 (g)	140,000	142,673
Bausch Health Cos., Inc.
5.500% 11/01/25 (g)	414,000	385,653
14.000% 10/15/30 (g) (j)	200,000	154,000
Caesars Entertainment, Inc.
6.500% 2/15/32 (g)	58,000	58,284
CCO Holdings LLC/CCO Holdings Capital Corp.
4.250% 2/01/31 (g)	325,000	265,343
CHS/Community Health Systems, Inc.
10.875% 1/15/32 (g)	300,000	312,236
Clear Channel Outdoor Holdings, Inc.
7.500% 6/01/29 (g)	150,000	125,343
7.875% 4/01/30 (g)	156,000	157,021
Cloud Software Group, Inc.
6.500% 3/31/29 (g)	154,000	147,888
9.000% 9/30/29 (g)	126,000	122,248
Clydesdale Acquisition Holdings, Inc.
6.625% 4/15/29 (g)	155,000	152,339
8.750% 4/15/30 (g)	180,000	176,158
CSC Holdings LLC
4.625% 12/01/30 (g)	300,000	109,261
Directv Financing LLC/Directv Financing Co.-Obligor, Inc.
5.875% 8/15/27 (g)	356,000	334,849
EnLink Midstream Partners LP
5.600% 4/01/44	206,000	182,711
EQM Midstream Partners LP
4.500% 1/15/29 (g)	170,000	160,432
4.750% 1/15/31 (g)	354,000	331,006
ESC Briggs & Stratton, Inc.
6.875% 12/15/49 (b) (c) (i)	514,000	—
Frontier Communications Holdings LLC
6.000% 1/15/30 (g) (j)	500,000	434,981
Genesee & Wyoming, Inc.
6.250% 4/15/32 (g)	108,000	107,595
Genesis Energy LP/Genesis Energy Finance Corp.
8.000% 1/15/27	500,000	511,230
8.250% 1/15/29	111,000	114,590
Getty Images, Inc.
9.750% 3/01/27 (g)	245,000	245,488
Graham Packaging Co., Inc.

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
7.125% 8/15/28 (g)	$207,000	$195,545
Herbalife Ltd., Convertible,
4.250% 6/15/28 (g)	197,000	180,846
Herbalife Nutrition Ltd./HLF Financing, Inc.
7.875% 9/01/25 (g)	372,000	365,351
Hilton Grand Vacations Borrower Escrow LLC/Hilton Grand Vacations Borrower Escrow, Inc.
6.625% 1/15/32 (g)	109,000	109,510
Hughes Satellite Systems Corp.
6.625% 8/01/26	150,000	69,747
ITT Holdings LLC
6.500% 8/01/29 (g)	400,000	362,402
JBS USA Holding Lux SARL/JBS USA Food Co./JBS Lux Co. SARL
3.750% 12/01/31	150,000	131,331
5.500% 1/15/30	586,000	577,070
Level 3 Financing, Inc.
11.000% 11/15/29 (g)	512,000	523,931
Life Time, Inc.
8.000% 4/15/26 (g)	317,000	320,729
LifePoint Health, Inc.
11.000% 10/15/30 (g)	301,000	331,632
Live Nation Entertainment, Inc.
4.750% 10/15/27 (g)	250,000	239,581
MasTec, Inc.
4.500% 8/15/28 (g)	554,000	528,467
Mauser Packaging Solutions Holding Co.
7.875% 4/15/27 (g)	200,000	203,998
9.250% 4/15/27 (g)	311,000	311,200
Mileage Plus Holdings LLC/Mileage Plus Intellectual Property Assets Ltd.
6.500% 6/20/27 (g)	142,200	142,484
Neogen Food Safety Corp.
8.625% 7/20/30 (g)	413,000	445,872
Newell Brands, Inc.
5.700% STEP 4/01/26	200,000	197,541
6.875% STEP 4/01/36	77,000	68,934
7.000% STEP 4/01/46	100,000	80,936
NGL Energy Operating LLC/NGL Energy Finance Corp.
8.125% 2/15/29 (g)	83,000	84,570
8.375% 2/15/32 (g)	147,000	149,263
Novelis Corp.
3.875% 8/15/31 (g)	246,000	212,983
OI European Group BV
6.250% 5/15/28 EUR (e) (g)	130,000	143,922
Olympus Water US Holding Corp.
4.250% 10/01/28 (g)	210,000	191,031
7.125% 10/01/27 (g)	285,000	286,082
Pactiv Evergreen Group Issuer LLC/Pactiv Evergreen Group Issuer, Inc.
4.375% 10/15/28 (g)	204,000	190,357
PECF USS Intermediate Holding III Corp.
8.000% 11/15/29 (g)	610,000	257,303
Pentair Finance SARL
5.900% 7/15/32	750,000	765,628
Permian Resources Operating LLC
7.000% 1/15/32 (g)	124,000	127,381
PetSmart, Inc./PetSmart Finance Corp.
7.750% 2/15/29 (g)	500,000	486,934
Pike Corp.
5.500% 9/01/28 (g)	655,000	628,472

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Polar US Borrower LLC/Schenectady International Group, Inc., (Acquired 4/17/24, Cost $120,873),
6.750% 5/15/26 (d) (g)	$387,000	$108,360
PRA Group, Inc.
7.375% 9/01/25 (g)	250,000	250,288
PROG Holdings, Inc.
6.000% 11/15/29 (g)	317,000	301,114
Regal Rexnord Corp.
6.050% 4/15/28	500,000	506,007
Sabre Global, Inc., Convertible,
7.320% 8/01/26	200,000	183,800
T-Mobile USA, Inc.
3.375% 4/15/29	750,000	692,605
TransDigm, Inc.
6.750% 8/15/28 (g)	258,000	261,154
Transocean, Inc.
8.250% 5/15/29 (g)	108,000	108,268
8.500% 5/15/31 (g)	108,000	108,046
Trident TPI Holdings, Inc.
12.750% 12/31/28 (g)	318,000	347,321
UGI International LLC
2.500% 12/01/29 EUR (e) (g)	500,000	475,442
UKG, Inc.
6.875% 2/01/31 (g)	109,000	110,366
Veritas US, Inc./Veritas Bermuda Ltd.
7.500% 9/01/25 (g) (j)	341,000	294,875
Vibrantz Technologies, Inc.
9.000% 2/15/30 (g)	150,000	137,288
		19,619,874
Zambia — 0.2%
First Quantum Minerals Ltd.
9.375% 3/01/29 (g)	245,000	255,994

TOTAL CORPORATE DEBT (Cost $49,618,339)		46,628,675

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
NON-U.S. GOVERNMENT AGENCY OBLIGATIONS — 6.0%
Cayman Islands — 3.2%
Ares XLVIII CLO Ltd., Series 2018-48A, Class E, 3 mo. USD Term SOFR + 5.462%
10.786% FRN 7/20/30 (g)	$800,000	$778,787
Cedar Funding IV CLO Ltd., Series 2014-4A, Class ERR, 3 mo. USD Term SOFR + 6.872%
12.198% FRN 7/23/34 (g)	1,000,000	972,198
Madison Park Funding XIII Ltd., Series 2014-13A, Class SUB,
7.790% VRN 4/19/30 (g) (k)	500,000	43,209
Madison Park Funding XXVII Ltd., Series 2018-27A, Class D, 3 mo. USD Term SOFR + 5.262%
10.586% FRN 4/20/30 (g)	500,000	494,014
Madison Park Funding XXVIII Ltd., Series 2018-28A, Class F, 3 mo. USD Term SOFR + 7.862%
13.190% FRN 7/15/30 (g)	500,000	481,488
Magnetite VII Ltd., (Acquired 5/16/18, Cost $1,761,735),
5.000% VRN 1/15/28 (d) (g) (k)	2,000,000	244,258
Oak Hill Credit Partners X Ltd., Series 2014-10A, Class SUB,
6.928% VRN 7/20/26 (g) (k)	1,400,000	624,847
Wellfleet CLO Ltd., Series 2018-1A, Class E, 3 mo. USD Term SOFR + 5.762%
11.079% FRN 7/17/31 (g)	500,000	467,624
		4,106,425
Ireland — 2.0%
Bain Capital Euro CLO DAC, Series 2021-2A, Class E, 3 mo. EURIBOR + 6.220%
10.108% FRN 7/17/34 EUR (e) (g)	800,000	827,168
BlackRock European CLO VII DAC, Series 7X, Class E, 3 mo. EURIBOR + 5.170%
9.076% FRN 10/15/31 EUR (e) (g)	725,000	760,446
Tymon Park CLO DAC, Series 1A, Class DRR, 3 mo. EURIBOR + 6.160%
10.057% FRN 7/21/34 EUR (e) (g)	1,000,000	1,070,824
		2,658,438
United Kingdom — 0.8%
Canyon Capital CLO Ltd., Series 2022-2A, Class E, 3 mo. USD Term SOFR + 6.000%
11.328% FRN 1/15/36 (g)	1,000,000	1,000,000

TOTAL NON-U.S. GOVERNMENT AGENCY OBLIGATIONS (Cost $10,582,975)		7,764,863

SOVEREIGN DEBT OBLIGATION — 0.2%
Uzbekistan — 0.2%
National Bank of Uzbekistan
8.500% 7/05/29 (g)	300,000	298,500

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $297,015)		298,500

TOTAL BONDS & NOTES (Cost $130,931,454)		123,152,521

MassMutual Global Credit Income Opportunities Fund — Portfolio of Investments (Continued)

	Number of Shares	Value
WARRANTS — 0.0%

United Kingdom — 0.0%
Travelex Topco Ltd. (a)	837	$23,277

TOTAL WARRANTS (Cost $0)		23,277

RIGHTS — 0.0%
Norway — 0.0%
Silk Topco AS, CVR (a) (b) (c)	52,953	—
United Kingdom — 0.0%
Innovation Group PLC (a) (b) (c)	21,315	—
Innovation Group PLC (a) (b) (c)	83,667	—
		—

TOTAL RIGHTS (Cost $0)		—

TOTAL LONG-TERM INVESTMENTS (Cost $131,657,390)		123,856,741

SHORT-TERM INVESTMENTS — 6.7%
Investment of Cash Collateral from Securities Loaned — 0.4%
State Street Navigator Securities Lending Government Money Market Portfolio (l)	508,880	508,880

	Principal Amount
Repurchase Agreement — 6.3%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (m)	$8,271,964	8,271,964

TOTAL SHORT-TERM INVESTMENTS (Cost $8,780,844)		8,780,844

TOTAL INVESTMENTS — 101.3% (Cost $140,438,234) (n)		132,637,585

Other Assets/(Liabilities) — (1.3)%		(1,737,185)

NET ASSETS — 100.0%		$130,900,400

Abbreviation Legend

CLO	Collateralized Loan Obligation
CMT	Constant Maturity Treasury Index
CVR	Contingent Value Rights
EURIBOR	Euro Inter-Bank Offered Rate
FRN	Floating Rate Note
ICE	Inter-Continental Exchange
LIBOR	London InterBank Offered Rate
PIK	Payment in kind
SOFR	Secured Overnight Financing Rate
STEP	Step Coupon Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Non-income producing security.
(b)	This security is fair valued in good faith in accordance with procedures approved by the Board of Trustees. At June 30, 2024, these securities amounted to a value of $154,864 or 0.12% of net assets.
(c)	Investment is valued using significant unobservable inputs.
(d)	Restricted security. Certain securities are restricted to resale. At June 30, 2024, these securities amounted to a value of $4,244,373 or 3.24% of net assets. The Fund generally bears the costs, if any, associated with the disposition of restricted securities.
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	All or a portion of the security represents unsettled bank loan commitments at June 30, 2024 where the rate will be determined at time of settlement.
(g)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $49,772,757 or 38.02% of net assets.
(h)	Security is perpetual and has no stated maturity date.
(i)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2024, these securities amounted to a value of $20,275 or 0.02% of net assets.
(j)	Denotes all or a portion of security on loan. The total value of securities on loan as of June 30, 2024, was $498,272 or 0.38% of net assets. (Note 2).
(k)	Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description above. The rates shown are the current interest rates at June 30, 2024.
(l)	Represents investment of security lending cash collateral. (Note 2).
(m)	Maturity value of $8,273,067. Collateralized by U.S. Government Agency obligations with a rate of 5.385%, maturity date of 4/30/26, and an aggregate market value, including accrued interest, of $8,437,445.
(n)	See Note 3 for aggregate cost for federal tax purposes.

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	7/22/24	USD	38,115,916	EUR	35,076,334	$515,685
Canadian Imperial Bank of Commerce	7/22/24	EUR	500,000	USD	534,662	1,315
Citibank N.A.	7/22/24	USD	4,064,713	GBP	3,164,210	64,366
Goldman Sachs International	7/22/24	USD	97,832	CAD	133,770	6
						$581,372

Currency Legend

CAD	Canadian Dollar
EUR	Euro
GBP	British Pound
USD	U.S. Dollar

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments

June 30, 2024 (Unaudited)

	Principal Amount	Value
BONDS & NOTES — 95.8%

CORPORATE DEBT — 36.5%
Azerbaijan — 1.4%
Southern Gas Corridor CJSC
6.875% 3/24/26 (a)	$600,000	$602,958
Brazil — 3.8%
BRF SA
5.750% 9/21/50 (a)	500,000	399,181
Embraer Netherlands Finance BV
7.000% 7/28/30 (a)	250,000	260,881
Minerva Luxembourg SA
8.875% 9/13/33 (a)	429,000	443,053
Nexa Resources SA
6.750% 4/09/34 (a)	218,000	221,528
Samarco Mineracao SA
9.000% 6/30/31 (a)	300,000	278,947
		1,603,590
Chile — 2.0%
Banco de Credito e Inversiones SA 5 yr. CMT + 4.944%
8.750% VRN (a) (b)	373,000	390,755
Banco del Estado de Chile 5 yr. CMT + 3.228%
7.950% VRN (a) (b)	213,000	220,029
VTR Comunicaciones SpA
4.375% 4/15/29 (a)	250,000	217,402
		828,186
China — 1.1%
Prosus NV
3.832% 2/08/51 (a)	706,000	459,218
Colombia — 0.9%
Bancolombia SA 5 yr. CMT + 4.320%
8.625% VRN 12/24/34	385,000	393,181
Dominican Republic — 0.6%
Aeropuertos Dominicanos Siglo XXI SA
7.000% 6/30/34 (a) (c)	240,000	242,088
Georgia — 2.5%
Silknet JSC
8.375% 1/31/27 (a)	397,000	395,015
TBC Bank JSC
5 yr. CMT + 5.637% 10.250% VRN (a) (b)	250,000	245,077

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
5 yr. USD ICE Swap + 8.995% 10.775% VRN (a) (b)	$445,000	$443,545
		1,083,637
Ghana — 2.0%
Tullow Oil PLC
7.000% 3/01/25 (a)	540,000	517,997
10.250% 5/15/26 (a)	354,000	335,810
		853,807
India — 3.3%
Adani Electricity Mumbai Ltd.
3.949% 2/12/30 (a)	250,000	214,571
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy
6.700% 3/12/42 (a)	292,000	269,394
Continuum Green Energy India Pvt/Co-Issuers
7.500% 6/26/33 (a)	250,000	247,875
Future Retail Ltd.
5.600% 1/22/25 (a) (d)	794,000	1,588
India Cleantech Energy
4.700% 8/10/26 (a)	702,460	667,688
		1,401,116
Indonesia — 0.9%
Medco Maple Tree Pte. Ltd.
8.960% 4/27/29 (a)	350,000	365,914
Mexico — 2.9%
Banco Mercantil del Norte SA 10 yr. CMT + 5.034%
6.625% VRN (a) (b)	334,000	293,303
Cemex SAB de CV 5 yr. CMT + 5.157%
9.125% VRN (a) (b)	209,000	222,959
Infraestructura Energetica Nova SAPI de CV
4.750% 1/15/51 (a)	312,000	226,050
Sixsigma Networks Mexico SA de CV
7.500% 5/02/25 (a)	500,000	479,935
		1,222,247
Morocco — 0.7%
OCP SA
5.125% 6/23/51 (a)	412,000	309,521
Nigeria — 0.6%
IHS Netherlands Holdco BV
8.000% 9/18/27 (a)	250,000	242,138
Paraguay — 1.1%
Rutas 2 & 7 Finance Ltd.
0.000% 9/30/36 (a)	708,333	485,467
Peru — 2.0%
Banco BBVA Peru SA 5 yr. CMT + 2.002%
6.200% VRN 6/07/34 (a)	250,000	250,000
Banco Internacional del Peru SAA Interbank 1 yr. CMT + 3.652%
7.625% VRN 1/16/34 (a)	257,000	271,109

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Pluspetrol Camisea SA/Pluspetrol Lote 56 SA
6.240% 7/03/36 (a)	$331,000	$330,749
		851,858
Philippines — 0.6%
Metropolitan Bank & Trust Co.
5.500% 3/06/34 (a)	250,000	248,750
Russia — 0.2%
Sovcombank Via SovCom Capital DAC
5 yr. CMT + 6.380% 7.750% VRN (a) (b) (d)	1,450,000	40,781
5 yr. CMT + 6.427% 8.000% VRN 4/07/30 (a) (d)	1,165,000	58,250
		99,031
Saudi Arabia — 2.1%
Greensaif Pipelines Bidco SARL
6.510% 2/23/42 (a)	521,000	541,783
Saudi Arabian Oil Co.
3.500% 11/24/70 (a)	529,000	342,065
		883,848
South Africa — 1.0%
Anglo American Capital PLC
5.750% 4/05/34 (a)	444,000	443,082
Tanzania, United Republic Of — 0.7%
HTA Group Ltd.
7.500% 6/04/29 (a)	306,000	304,164
Turkey — 1.7%
Akbank TAS 5 yr. CMT + 5.270%
9.369% VRN (a) (b)	250,000	247,785
QNB Finansbank AS
7.250% 5/21/29 (a)	276,000	273,930
WE Soda Investments Holding PLC
9.500% 10/06/28 (a)	214,000	218,895
		740,610
United Arab Emirates — 0.6%
Mashreqbank PSC 5 yr. CMT + 2.705%
7.125% VRN (a) (b)	243,000	249,294
United States — 3.8%
European Bank for Reconstruction & Development
0.000% 11/10/30 TRY (e)	203,000,000	560,733
0.000% 5/17/34 TRY (e)	108,700,000	375,865
Gabon Blue Bond Master Trust
6.097% 8/01/38 (a)	500,000	498,819
Inter American Development Bank
6.550% 2/27/31 CRC (e)	100,000,000	190,938
		1,626,355

TOTAL CORPORATE DEBT (Cost $18,883,935)		15,540,060

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
SOVEREIGN DEBT OBLIGATIONS — 59.3%
Albania — 1.9%
Albania Government International Bond
5.900% 6/09/28 EUR (a) (e)	$720,000	$793,783
Angola — 1.3%
Angolan Government International Bond
9.375% 5/08/48 (a)	660,000	551,417
Armenia — 1.0%
Republic of Armenia International Bond
3.600% 2/02/31 (a)	540,000	438,924
Bahamas — 1.7%
Bahamas Government International Bond
8.950% 10/15/32 (a)	540,000	504,225
9.000% 6/16/29 (a)	230,000	218,500
		722,725
Brazil — 0.8%
Brazilian Government International Bond
4.750% 1/14/50	200,000	143,220
7.125% 5/13/54	200,000	193,254
		336,474
Chile — 2.3%
Bonos de la Tesoreria de la Republica
3.400% 10/01/39 CLP (a) (e)	262,950,520	303,173
Bonos de la Tesoreria de la Republica en pesos
5.800% 10/01/34 CLP (a) (e)	265,000,000	277,490
6.200% 10/01/40 CLP (a) (e)	370,000,000	407,318
		987,981
Colombia — 4.5%
Colombia Government International Bond
8.000% 11/14/35	200,000	205,400
8.750% 11/14/53	410,000	431,730
Colombia TES
7.250% 10/26/50 COP (e)	8,200,000,000	1,279,582
		1,916,712
Costa Rica — 1.3%
Costa Rica Government International Bond
6.125% 2/19/31 (a)	350,000	351,312
7.300% 11/13/54 (a)	200,000	209,689
		561,001
Czech Republic — 5.1%
Czech Republic Government Bond
0.950% 5/15/30 CZK (a) (e)	20,000,000	718,256
1.500% 4/24/40 CZK (e)	36,650,000	1,068,176

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
2.500% 8/25/28 CZK (a) (e)	$10,000,000	$402,412
		2,188,844
Dominican Republic — 2.2%
Dominican Republic International Bond
5.500% 2/22/29 (a)	215,000	207,404
6.000% 2/22/33 (a)	590,000	570,645
6.600% 6/01/36 (a)	150,000	149,475
		927,524
Egypt — 1.0%
Egypt Government International Bond
7.625% 5/29/32 (a)	510,000	415,691
Guatemala — 0.9%
Guatemala Government Bond
4.650% 10/07/41 (a)	490,000	386,033
Hungary — 4.0%
Hungary Government International Bond
3.000% 4/25/41 HUF (e)	710,000,000	1,198,496
6.250% 9/22/32 (a)	280,000	288,669
Magyar Export-Import Bank Zrt
6.125% 12/04/27 (a)	200,000	200,578
		1,687,743
Ivory Coast — 1.3%
Ivory Coast Government International Bond
5.750% STEP 12/31/32 (a)	264,714	246,131
5.875% 10/17/31 EUR (a) (e)	300,000	289,349
		535,480
Jamaica — 0.6%
Jamaica Government International Bond
7.875% 7/28/45	200,000	233,892
Mexico — 3.8%
Mexican Bonos
7.750% 5/29/31 MXN (e)	8,000,000	389,680
8.000% 11/07/47 MXN (e)	17,000,000	758,491
Mexico Government International Bond
6.338% 5/04/53	270,000	254,570
6.350% 2/09/35	200,000	201,096
		1,603,837
Morocco — 1.7%
Morocco Government International Bond
5.500% 12/11/42 (a)	570,000	502,099
6.500% 9/08/33 (a)	230,000	236,918
		739,017
Oman — 1.5%
Oman Government International Bond
6.250% 1/25/31 (a)	350,000	360,062

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
7.375% 10/28/32 (a)	$270,000	$298,647
		658,709
Paraguay — 2.8%
Paraguay Government International Bond
5.400% 3/30/50 (a)	330,000	287,870
5.600% 3/13/48 (a)	245,000	219,842
6.100% 8/11/44 (a)	245,000	236,341
7.900% 2/09/31 PYG (a) (e)	3,381,000,000	463,774
		1,207,827
Peru — 2.2%
Peru Government Bond
6.850% 2/12/42 PEN (e)	3,909,000	954,761
Poland — 1.1%
Bank Gospodarstwa Krajowego
5.375% 5/22/33 (a)	200,000	197,970
6.250% 10/31/28 (a)	251,000	259,562
		457,532
Romania — 2.0%
Romanian Government International Bond
4.625% 4/03/49 EUR (a) (e)	600,000	528,514
6.625% 9/27/29 EUR (a) (e)	270,000	309,398
		837,912
Serbia — 3.2%
Serbia International Bond
2.050% 9/23/36 EUR (a) (e)	1,509,000	1,143,365
6.000% 6/12/34 (a)	240,000	236,100
		1,379,465
South Africa — 5.4%
Republic of South Africa Government International Bond
7.300% 4/20/52	490,000	442,847
8.750% 1/31/44 ZAR (e)	20,850,000	855,144
8.750% 2/28/48 ZAR (e)	25,000,000	1,016,970

		2,314,961
Sri Lanka — 2.4%
Sri Lanka Government International Bond
6.825% 7/18/26 (a) (d)	200,000	117,841
6.850% 11/03/25 (a) (d)	325,000	191,012
7.550% 3/28/30 (a) (d)	465,000	267,736
7.850% 3/14/29 (a) (d)	750,000	442,873
		1,019,462
Tajikistan — 2.3%
Republic of Tajikistan International Bond
7.125% 9/14/27 (a)	1,015,000	965,184

MassMutual Emerging Markets Debt Blended Total Return Fund — Portfolio of Investments (Continued)

	Principal Amount	Value
Turkey — 1.0%
Turkiye Government International Bond
9.375% 1/19/33	$400,000	$446,688

TOTAL SOVEREIGN DEBT OBLIGATIONS (Cost $26,276,702)		25,269,579

TOTAL BONDS & NOTES (Cost $45,160,637)		40,809,639

TOTAL PURCHASED OPTIONS(#) — 0.0% (Cost $16,094)		13,817

TOTAL LONG-TERM INVESTMENTS (Cost $45,176,731)		40,823,456

SHORT-TERM INVESTMENTS — 1.3%

Repurchase Agreement — 1.0%
Fixed Income Clearing Corp., Repurchase Agreement, dated 6/28/24, 1.600%, due 7/01/24 (f)	417,967	417,967
Sovereign Debt Obligations — 0.3%
Egypt Treasury Bills
0.000% 3/18/25 EGP (e) (g)	1,400,000	24,623
30.030% 3/11/25 EGP (e) (g)	5,725,000	101,118
		125,741

TOTAL SHORT-TERM INVESTMENTS (Cost $542,594)		543,708

TOTAL INVESTMENTS — 97.1% (Cost $45,719,325) (h)		41,367,164

Other Assets/(Liabilities) — 2.9%		1,221,457

NET ASSETS — 100.0%		$42,588,621

Abbreviation Legend

CMT	Constant Maturity Treasury Index
ICE	Inter-Continental Exchange
STEP	Step Coupon Bond
VRN	Variable Rate Note

Notes to Portfolio of Investments

Percentages are stated as a percent of net assets.

(a)	Security is exempt from registration under Regulation S or Rule 144A of the Securities Act of 1933. These securities are considered restricted and may be resold in transactions exempt from registration. At June 30, 2024, the aggregate market value of these securities amounted to $29,214,925 or 68.60% of net assets.
(b)	Security is perpetual and has no stated maturity date.
(c)	A portion of this security is purchased on a when-issued, delayed-delivery or forward commitment basis.
(d)	Security is currently in default due to bankruptcy or failure to make payment of principal or interest of the issuer. Income is not being accrued. At June 30, 2024, these securities amounted to a value of $1,120,081 or 2.63% of net assets.
(e)	The principal amount of the security is in foreign currency. The market value is in U.S. dollars.
(f)	Maturity value of $418,023. Collateralized by U.S. Government Agency obligations with a rate of 5.385%, maturity date of 4/30/26, and an aggregate market value, including accrued interest, of $426,364.
(g)	The rate shown represents yield-to-maturity.
(h)	See Note 3 for aggregate cost for federal tax purposes.

(#) OTC Options Purchased
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/ (Received)	Unrealized Appreciation (Depreciation)
Put
USD Put BRL Call	Morgan Stanley & Co. LLC	9/30/24	5.34	480,000	USD	480,000	$3,845	$4,584	$(739)
USD Put BRL Call	Morgan Stanley & Co. LLC	9/30/24	5.55	480,000	USD	480,000	9,972	11,510	(1,538)
							$13,817	$16,094	$(2,277)

OTC Options Written
Description	Counterparty	Expiration Date	Exercise Price	No. of Contracts	Notional Amount		Value	Premiums Paid/(Received)	Unrealized Appreciation (Depreciation)
Call
USD Call BRL Put	Morgan Stanley & Co. LLC	9/30/24	5.63	480,000	USD	480,000	$(14,850)	$(12,523)	$(2,327)

Forward contracts
Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
Bank of America N.A.	7/16/24	USD	2,266,106	GBP	1,784,468	$10,174
BNP Paribas SA	7/30/24	THB	30,782,097	USD	841,190	(503)
BNP Paribas SA	8/13/24	HUF	411,503,199	USD	1,135,167	(21,132)
BNP Paribas SA	8/13/24	PLN	3,422,400	USD	853,000	(3,235)
Citibank N.A.	7/16/24	GBP	1,784,468	USD	2,225,026	30,906
Citibank N.A.	7/16/24	USD	571,230	COP	2,231,087,200	35,095
Citibank N.A.	7/16/24	ARS	153,900,000	USD	114,000	51,181
Citibank N.A.	8/20/24	USD	1,032,577	PHP	59,796,548	9,647
Citibank N.A.	9/16/24	ARS	102,149,520	USD	85,125	14,032
Citibank N.A.	10/08/24	USD	430,179	COP	1,750,978,730	14,642
Citibank N.A.	3/07/25	NGN	386,912,000	USD	226,000	13,157
Citibank N.A.	4/15/25	EGP	40,250,219	USD	750,000	(1,059)
Deutsche Bank AG	8/20/24	USD	960,165	CNH	6,903,009	11,145
Goldman Sachs International	7/16/24	MXN	4,624,284	USD	274,172	(21,943)
Goldman Sachs International	7/16/24	USD	269,525	MXN	4,624,284	17,296
Goldman Sachs International	7/23/24	USD	2,885,208	ZAR	53,661,122	(59,616)
Goldman Sachs International	7/23/24	USD	2,028,210	CHF	1,808,455	10,271
Goldman Sachs International	7/23/24	USD	980,176	ILS	3,686,474	3,370
Goldman Sachs International	8/06/24	CLP	468,085,585	USD	489,563	7,726
Goldman Sachs International	8/06/24	MXN	25,533,284	USD	1,386,000	2,186
Goldman Sachs International	8/13/24	PLN	5,506,314	USD	1,375,186	(7,995)
Goldman Sachs International	8/13/24	USD	212,644	CHF	190,533	(495)
Goldman Sachs International	9/25/24	BRL	5,115,000	USD	930,000	(23,620)
Goldman Sachs International	4/23/25	BRL	1,895,250	USD	350,000	(22,350)
Goldman Sachs International	4/28/25	TRY	20,577,813	USD	437,500	29,766
Goldman Sachs International	5/09/25	TRY	59,508,825	USD	1,303,500	35,676
HSBC Bank PLC	7/23/24	RON	4,470,475	USD	977,913	(16,247)
HSBC Bank PLC	8/13/24	USD	2,982,348	CZK	69,112,198	25,260
HSBC Bank PLC	8/20/24	THB	53,448,528	USD	1,472,006	(9,813)
JP Morgan Chase Bank N.A.	7/16/24	BRL	18,099,409	USD	3,550,296	(317,672)
Morgan Stanley & Co. LLC	7/16/24	PEN	1,464,068	USD	393,387	(12,465)
Morgan Stanley & Co. LLC	7/23/24	ILS	3,686,474	USD	1,003,720	(26,914)
Morgan Stanley & Co. LLC	8/06/24	BRL	10,296,084	USD	1,971,071	(136,702)
Morgan Stanley & Co. LLC	8/06/24	MXN	8,905,650	USD	500,000	(15,820)
Morgan Stanley & Co. LLC	8/13/24	PLN	3,499,914	USD	879,000	(9,988)
Morgan Stanley & Co. LLC	8/13/24	USD	2,873,062	EUR	2,653,665	25,469
Morgan Stanley & Co. LLC	8/13/24	CZK	15,372,222	USD	661,825	(4,097)
Morgan Stanley & Co. LLC	8/13/24	USD	818,000	CHF	724,137	7,946
Morgan Stanley & Co. LLC	8/20/24	USD	2,688,193	SGD	3,619,444	12,819
						$(343,902)

Futures contracts
	Expiration Date	Number of Contracts	Notional Amount	Value/Net Unrealized Appreciation (Depreciation)
Short
U.S. Treasury Note 10 Year	9/19/24	63	$(6,867,320)	$(61,696)
U.S. Treasury Ultra 10 Year	9/19/24	17	(1,937,951)	7,920
				$(53,776)

OTC Credit Default Swaps-Sell Protection†
Reference Obligation/Index	Rate Received by Fund	Payment Frequency	Counterparty	Credit Rating	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
Malaysia Sovereign	1.000%	Quarterly	Bank of America	A-*	6/20/29	USD	1,000,000	$24,274	$25,798	$(1,524)
Republic of Indonesia	1.000%	Quarterly	BNP Paribas SA	BBB*	6/20/29	USD	1,280,000	12,120	15,002	(2,882)
Republic of Philippines	1.000%	Quarterly	BNP Paribas SA	BBB*	6/20/29	USD	1,000,000	13,255	17,849	(4,594)
Republic of Chile	1.000%	Quarterly	Morgan Stanley & Co. LLC	A*	6/20/29	USD	1,300,000	24,650	25,350	(700)
Republic of Peru	1.000%	Quarterly	Morgan Stanley & Co. LLC	BBB*	6/20/29	USD	1,300,000	13,145	18,303	(5,158)
United Mexican States	1.000%	Quarterly	Morgan Stanley & Co. LLC	BBB*	6/20/29	USD	1,345,000	(5,948)	3,049	(8,997)
								$81,496	$105,351	$(23,855)

Centrally Cleared Interest Rate Swaps
Paid by the Fund		Received by the Fund
Rate/ Reference	Frequency	Rate/ Reference	Frequency	Termination Date	Notional Amount		Value	Upfront Premium Paid/ (Received)	Unrealized Appreciation (Depreciation)
6-Month CZK PRIBOR	Semi-Annually	Fixed 3.660%	Annually	4/08/29	CZK	8,033,000	$(3,344)	$—	$(3,344)
6-Month CZK PRIBOR	Semi-Annually	Fixed 3.690%	Annually	4/08/29	CZK	16,065,000	(5,796)	—	(5,796)
6-Month CZK PRIBOR	Semi-Annually	Fixed 3.740%	Annually	4/09/29	CZK	14,668,000	(3,930)	—	(3,930)
6-Month CZK PRIBOR	Semi-Annually	Fixed 3.720%	Annually	4/09/29	CZK	8,033,000	(2,450)	—	(2,450)
6-Month CZK PRIBOR	Semi-Annually	Fixed 3.850%	Annually	4/12/29	CZK	10,000,000	(643)	—	(643)
6-Month HUF BUBOR	Semi-Annually	Fixed 8.760%	Annually	10/27/25	HUF	917,000,000	60,274	—	60,274
Fixed 7.675%	Annually	6-Month HUF BUBOR	Semi-Annually	10/27/33	HUF	111,000,000	(24,204)	—	(24,204)
							$19,907	$—	$19,907

OTC Currency Swaps
Paid by the Fund				Received by the Fund
Rate/ Reference	No. of Contracts/ Notional		Frequency	Rate/ Reference	No. of Contracts/ Notional		Frequency	Counterparty	Termination Date	Value	Upfront Premium (Paid)/ Received	Unrealized Appreciation (Depreciation)
Fixed 5.875%	EUR	300,000	Annually	Fixed 8.460%	USD	330,000	Semi- Annually	Citibank N.A.	10/17/31	$30,535	$(270)	$30,805

*	Ratings used in the weighted average are from Moody's Investors Service, Inc., S&P Global Ratings, or Fitch Ratings, whichever is the highest for each constituent. All ratings are as of the report date and do not reflect subsequent changes.
†	For each credit derivative with sold protection, the credit ratings of the entities referenced, as rated by any rating organization, are included in the equivalent S&P Global Ratings. The reference entity rating represents the creditworthiness of the underlying issuer. As the credit rating declines, the likelihood of payment by the fund increases. Notional amounts represent the maximum potential amount of future payments (undiscounted) the Fund could be required to make under the credit derivatives with sold protection.

Currency Legend

ARS	Argentinean Peso
BRL	Brazilian Real
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
COP	Colombian Peso
CRC	Costa Rican Colon
CZK	Czech Koruna
EGP	Egyptian Pound
EUR	Euro
GBP	British Pound
HUF	Hungarian Forint
ILS	Israeli Shekel
MXN	Mexican Peso
NGN	Nigerian Naira
PEN	Peruvian New Sol
PHP	Philippine Peso
PLN	Polish Zloty
PYG	Paraguay Guarani
RON	New Romanian Leu
SGD	Singapore Dollar
THB	Thai Baht
TRY	New Turkish Lira
USD	U.S. Dollar
ZAR	South African Rand

Notes to Portfolio of Investments (Unaudited)

1. The Funds

MassMutual Advantage Funds (the "Trust") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust is organized under the laws of the Commonwealth of Massachusetts as a Massachusetts business trust pursuant to an Agreement and Declaration of Trust dated April 26, 2021. The Trust consists of the following series (each individually referred to as a "Fund" or collectively as the "Funds"):

MassMutual Clinton Limited Term Municipal Fund ("MM Clinton Limited Term Municipal Fund")

MassMutual Clinton Municipal Fund ("MM Clinton Municipal Fund")

MassMutual Clinton Municipal Credit Opportunities Fund ("MM Clinton Municipal Credit Opportunities Fund")

MassMutual Global Floating Rate Fund ("Global Floating Rate Fund")

MassMutual Global Credit Income Opportunities Fund ("Global Credit Income Opportunities Fund")

MassMutual Emerging Markets Debt Blended Total Return Fund ("Emerging Markets Debt Blended Total Return Fund")

2. Significant Accounting Policies

Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board ("FASB") Accounting Standards Codification Topic 946, Financial Services – Investment Companies.

Investment Valuation

The net asset value of each Fund's shares is determined once daily as of the close of regular trading on the New York Stock Exchange ("NYSE"), on each day the NYSE is open for trading (a "business day"). The NYSE normally closes at 4:00 p.m. Eastern Time, but may close earlier on some days. If the NYSE is scheduled to close early, the business day will be considered to end as of the time of the NYSE's scheduled close. A Fund will not treat an intraday disruption in NYSE trading or other event that causes an unscheduled closing of the NYSE as a close of business of the NYSE for these purposes; instead, MML Investment Advisers, LLC ("MML Advisers") will determine the fair value of a Fund's securities in accordance with MML Advisers' fair valuation policy and procedures. On holidays and other days when the NYSE is closed, each Fund's net asset value generally is not calculated and the Funds do not anticipate accepting buy or sell orders. However, the value of each Fund's assets may still be affected on such days to the extent that a Fund holds foreign securities that trade on days that foreign securities markets are open.

Equity securities and derivative contracts that are actively traded on a national securities exchange or contract market are valued on the basis of information furnished by a pricing service, which provides the last reported sale price, or, in the case of futures contracts, the settlement price, for securities or derivatives listed on the exchange or contract market or the official closing price on the NASDAQ National Market System ("NASDAQ System"), or in the case of over-the-counter ("OTC") securities for which an official closing price is unavailable or not reported on the NASDAQ System, the last reported bid price. Portfolio securities traded on more than one national securities exchange are valued at the last price at the close of the exchange representing the principal market for such securities. Debt securities are valued on the basis of valuations furnished by a pricing service, which generally determines valuations taking into account factors such as institutional-size trading in similar securities, yield, quality, coupon rate, maturity, type of issue, trading characteristics, and other market data. Shares of other open-end mutual funds are valued at their closing net asset values as reported on each business day.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investments for which market quotations are readily available are marked to market daily based on those quotations. Market quotations may be provided by third-party vendors or market makers, and may be determined on the basis of a variety of factors, such as broker quotations, financial modeling, and other market data, such as market indexes and yield curves, counterparty information, and foreign exchange rates. U.S. Government and agency securities may be valued on the basis of market quotations or using a model that may incorporate market observable data such as reported sales of similar securities, broker quotes, yields, bids, offers, quoted market prices, and reference data. The fair values of OTC derivative contracts, including forward, swap, and option contracts related to interest rates, foreign currencies, credit standing of reference entities, equity prices, or commodity prices, may be based on market quotations or may be modeled using a series of techniques, including simulation models, depending on the contract and the terms of the transaction. The fair values of asset-backed securities and mortgage-backed securities are estimated based on models that consider the estimated cash flows of each debt tranche of the issuer, established benchmark yield, and estimated tranche-specific spread to the benchmark yield based on the unique attributes of the tranche, including, but not limited to, prepayment speed assumptions and attributes of the collateral.

The Board of Trustees ("Trustees") have designated MML Advisers as the Funds' "valuation designee," responsible for determining the fair value, in good faith, of securities and other instruments held by the Funds for which market quotations are not readily available or for which such market quotations or values are considered by MML Advisers or a subadviser to be unreliable (including, for example, certain foreign securities, thinly-traded securities, certain restricted securities, certain initial public offerings, or securities whose values may have been affected by a significant event). It is possible that a significant amount of a Fund's assets will be subject to fair valuation in accordance with MML Advisers' fair valuation policy and procedures. The fair value determined for an investment by MML Advisers may differ from recent market prices for the investment and may be significantly different from the value realized upon the sale of such investment.

The Funds may invest in securities that are traded principally in foreign markets and that trade on weekends and other days when the Funds do not price their shares. As a result, the values of the Funds' portfolio securities may change on days when the prices of the Funds' shares are not calculated. The prices of the Funds' shares will reflect any such changes when the prices of the Funds' shares are next calculated, which is the next business day.  The Funds may use fair value pricing more frequently for securities primarily traded in foreign markets because, among other things, most foreign markets close well before the Funds value their securities. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, may have occurred in the interim. The Funds' investments may be priced based on fair values provided by a third-party vendor, based on certain factors and methodologies applied by such vendor, in the event that there is movement in the U.S. market, between the close of the foreign market and the time the Funds calculate their net asset values. All assets and liabilities expressed in foreign currencies are converted into U.S. dollars at the mean between the buying and selling rates of such currencies against the U.S. dollar at the end of each business day.

Notes to Portfolio of Investments (Unaudited) (Continued)

Investments in equity or debt issued by privately held companies or funds ("Private Company" or collectively, the "Private Companies") and any other investments fair valued using significant unobservable inputs may be fair valued using alternate valuation approaches including the following:

Market approach: considers factors including the price of recent investments in the same or similar security or financial metrics of comparable securities.

Income approach: considers factors including expected future cash flows, security specific risks, and corresponding discount rates.

Cost approach: considers factors including the value of the security's underlying assets and liabilities.

Investments in series of preferred stock issued by Private Companies are typically valued utilizing the Market approach in determining the enterprise value of the company. Such investments often contain rights and preferences that differ from other series of preferred and common stock of the same issuer. Valuation techniques such as the current value method ("CVM"), an option pricing model ("OPM"), a probability weighted expected return model ("PWERM"), or a hybrid of those techniques are used in allocating enterprise value of the company, as deemed appropriate under the circumstances. The CVM allocates value among the various parts of a company's capital structure assuming that the value of convertible preferred stock is represented by the most favorable claim the preferred stockholders have on the enterprise value as of the valuation date. The use of OPM and PWERM techniques involve a determination of the exit scenarios of the investment in order to appropriately allocate the enterprise value of the company among the various parts of its capital structure.

The Private Companies are not subject to the public company disclosure, timing, and reporting standards as other investments held by a Fund. Typically, the most recently available information for a Private Company is as of a date that is earlier than the date a Fund is calculating its net asset value. This factor may result in a difference between the value of the investment and the price a Fund could receive upon the sale of the investment.

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. A three-tier hierarchy is utilized to maximize the use of observable market data inputs and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value (such as a pricing model) and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability and are developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability and are developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below. The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

Notes to Portfolio of Investments (Unaudited) (Continued)

Level 1 – quoted prices (unadjusted) in active markets for identical investments that the Funds can access at the measurement date

Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

Level 3 – significant unobservable inputs, to the extent observable inputs are not available (including the Funds' own assumptions in determining the fair value of investments)

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

Changes in valuation techniques may result in transfers in or out of an investment's assigned Level within the hierarchy. In addition, in periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Levels.

In certain cases, the inputs used to measure fair value may fall into different Levels of the fair value hierarchy. In such cases, for disclosure purposes, the Level in the fair value hierarchy within which the fair value measurement falls is determined based on the lowest Level input that is significant to the overall fair value measurement.

The MM Clinton Limited Term Municipal Fund, MM Clinton Municipal Fund, and MM Clinton Municipal Credit Opportunities Fund characterized all investments at Level 2, as of June 30, 2024. For each Fund noted in the preceding sentence, the level classification by major category of investments is the same as the category presentation in the Portfolio of Investments.

The following is the aggregate value by input level, as of June 30, 2024, for the Funds' investments:

Notes to Portfolio of Investments (Unaudited) (Continued)

Global Floating Rate Fund

Asset Investments	Level 1	Level 2	Level 3		Total
Common Stock	$766,993	$—	$344,990		$1,111,983
Bank Loans	—	102,751,340	628,988		103,380,328
Corporate Debt	—	8,042,998	—		8,042,998
Rights	—	—	—	+	—
Warrants	—	7,926	—		7,926
Short-Term Investments	—	9,803,746	—		9,803,746
Total Investments	$766,993	$120,606,010	$973,978		$122,346,981

Asset Derivatives
Forward Contracts	$—	$427,321	$—		$427,321

Global Credit Income Opportunities Fund

Asset Investments
Common Stock
France	$—	$—	$—	+	$—
Germany	—	—	—	+	—
Lithuania	—	—	—	+	—
Spain	—	—	—	+	—
United Kingdom	197,998	—	81,791		279,789
United States	401,154	—	—		401,154
Bank Loans	—	68,441,640	18,843		68,460,483
Corporate Debt	—	46,628,675	—	+	46,628,675
Non-U.S. Government Agency Obligations	—	7,764,863	—		7,764,863
Sovereign Debt Obligations	—	298,500	—		298,500
Warrants	—	23,277	—		23,277
Rights	—	—	—	+	—
Short-Term Investments	508,880	8,271,964	—		8,780,844
Total Investments	$1,108,032	$131,428,919	$100,634		$132,637,585

Asset Derivatives
Forward Contracts	$—	$581,372	$—		$581,372

Emerging Markets Debt Blended Total Return Fund

Asset Investments
Corporate Debt	$—	$15,540,060	$—	$15,540,060
Sovereign Debt Obligations	—	25,269,579	—	25,269,579
Purchased Options	—	13,817	—	13,817
Short-Term Investments	—	543,708	—	543,708
Total Investments	$—	$41,367,164	$—	$41,367,164

Asset Derivatives
Forward Contracts	$—	$367,764	$—	$367,764
Futures Contracts	7,920	—	—	7,920
Swap Agreements	—	178,253	—	178,253
Total	$7,920	$546,017	$—	$553,937

Liability Derivatives
Forward Contracts	$—	$(711,666)	$—	$(711,666)
Futures Contracts	(61,696)	—	—	(61,696)
Swap Agreements	—	(46,315)	—	(46,315)
Written Options	—	(14,850)	—	(14,850)
Total	$(61,696)	$(772,831)	$—	$(834,527)

+	Represents a security at $0 value as of June 30, 2024.

Notes to Portfolio of Investments (Unaudited) (Continued)

Derivative Instruments

Derivatives are financial instruments whose values are based on the values of one or more underlying indicators, such as a security, asset, currency, interest rate, or index. Derivative transactions can create investment leverage and may be highly volatile. Losses from derivatives can be substantially greater than the derivatives' original cost and can sometimes be unlimited. A Fund may not be able to close out a derivative transaction at a favorable time or price.

Please refer to the Funds' most recent Annual/Semi-annual reports and Prospectus(es) and Statement(s) of Additional Information which can be found on the Securities and Exchange Commission's EDGAR database on its website at http://www.sec.gov for more information regarding the derivatives and other investments held by the Fund(s).

Securities Lending

Each Fund, other than the MM Clinton Limited Term Municipal Fund, MM Clinton Municipal Fund, and MM Clinton Municipal Credit Opportunities Fund, may lend its securities; however, lending cannot exceed 33% of the total assets of the Fund taken at current value. The Funds' securities lending activities are governed by a Securities Lending Agency Agreement ("Lending Agreement") between each Fund and the lending agent ("Agent"). The Lending Agreement authorizes the Agent to lend portfolio securities held by a Fund to approved borrowers (each, a "Borrower").

Each Fund expects that in connection with any securities on loan, the loan will be secured continuously by collateral consisting of cash (U.S. currency) and/or securities (U.S. Treasury and Agency obligations) adjusted daily to have value at least equal to the current market value of the securities loaned. The market value of the loaned securities is determined at the close of business of a Fund and any additional collateral is delivered to the Fund the next business day. The Funds bear the risk of loss with respect to the investment of cash collateral. As with other extensions of credit, the Funds may bear the risk of delay in recovery of the loaned securities or even loss of rights in the collateral should the Borrower of the securities fail financially. Pursuant to the Lending Agreement, the Agent has provided indemnification to the Funds in the event of default by a Borrower with respect to a loan. The Funds receive compensation for lending their securities in the form of a securities loan fee paid by the Borrower, as well as a share of the income earned on investment of the cash collateral received for the loaned securities. At June 30, 2024, the Funds' collateral was equal to or greater than 100% of the market value of securities on loan and all of the Funds' cash collateral was invested in the State Street Navigator Securities Lending Government Money Market Portfolio.

Subject to the terms of the Lending Agreement and the agreement between the Agent and the applicable Borrower ("Borrowing Agreement"), security loans can be terminated by the Agent, the Fund, or the Borrower and the related securities must be returned within the earlier of the customary settlement period for such securities or the period of time specified in the Borrowing Agreement.

Accounting for Investment Transactions

Investment transactions are accounted for on the trade date. Realized gains and losses on sales of investments and unrealized appreciation and depreciation of investments are computed by the specific identification cost method. Proceeds received from litigation, if any, are included in realized gains on investment transactions for any investments that are no longer held in the portfolio and as a reduction in cost for investments that continue to be held in the portfolio. Interest income, adjusted for amortization of discounts and premiums on debt securities, is earned from the settlement date and is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Withholding taxes on foreign interest, dividends, and capital gains have been provided for in accordance with the applicable country's tax rules and rates. Foreign dividend income is recorded on the ex-dividend date or as soon as practicable after the Fund determines the existence of a dividend declaration after exercising reasonable due diligence. Distributions received on securities that represent a return of capital or capital gains are recorded as a reduction of cost of investments and/or as a realized gain.

Notes to Portfolio of Investments (Unaudited) (Continued)

Foreign Currency Translation

The books and records of the Funds are maintained in U.S. dollars. The market values of foreign currencies, foreign securities, and other assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the mean of the buying and selling rates of such currencies against the U.S. dollar at the end of each business day. Purchases and sales of foreign securities and income and expense items are translated at the rates of exchange prevailing on the respective dates of such transactions. The Funds do not isolate that portion of the results of operations arising from changes in the exchange rates from that portion arising from changes in the market prices of securities. Net realized foreign currency gains and losses resulting from changes in exchange rates include foreign currency gains and losses between trade date and settlement date on investment securities transactions, foreign currency transactions, and the difference between the amounts of dividends or interest recorded on the books of the Funds and the amount actually received.

Foreign Securities

The Global Credit Income Opportunities Fund invests a significant amount of its assets in foreign securities and the Emerging Markets Debt Blended Total Return Fund invests substantially all of its assets in foreign securities. The other Funds may also invest in foreign securities. Foreign securities, including American Depositary Receipts, are subject to additional risks compared to securities of U.S. issuers, including international trade, currency, political, regulatory, public health, and diplomatic risks. In addition, fluctuations in currency exchange rates may favorably or unfavorably affect the values of foreign securities and the price of a Fund's shares. Emerging markets securities are subject to greater risks than securities issued in developed foreign markets, including less liquidity, less stringent investor protection and disclosure standards, less reliable settlement practices, greater price volatility, higher relative rates of inflation, greater political, economic, and social instability, greater custody and operational risks, greater risk of new or inconsistent government treatment of or restrictions on issuers and instruments, and greater volatility in currency exchange rates, and are more susceptible to environmental problems.

Federal Income Tax

It is each Fund's intent to continue to comply with the provisions of Subchapter M of the Internal Revenue Code of 1986, as amended, applicable to a regulated investment company. Under such provisions, the Funds would not be subject to U.S. federal income taxes on their ordinary income and net realized capital gains to the extent they are distributed or deemed to have been distributed to their shareholders. Therefore, the Funds have not made any provision for U.S. federal income tax.

Dividends and Distributions to Shareholders

Dividends from net investment income are either declared daily and paid monthly or declared and paid annually depending on the requirements of each Fund. Dividends from net investment income may also be distributed at other times throughout the year as required to satisfy tax or regulatory requirements. Distributions of any net realized capital gains of each Fund are declared and paid annually and at other times as may be required to satisfy tax or regulatory requirements.

Distributions to shareholders are recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. As a result, net investment income and net realized capital gains on investment transactions for a reporting period may differ significantly from distributions during such period.

Notes to Portfolio of Investments (Unaudited) (Continued)

3. Federal Income Tax Information

At June 30, 2024, the aggregate cost of investments and the unrealized appreciation (depreciation) in the value of all investments owned by the Fund(s), as computed on a U.S. federal income tax basis, were as follows:

	Federal Income Tax Cost	Tax Basis Unrealized Appreciation	Tax Basis Unrealized (Depreciation)	Net Unrealized Appreciation (Depreciation)
MM Clinton Limited Term Municipal Fund	$50,378,472	$–	$(456,013)	$(456,013)
MM Clinton Municipal Fund	50,376,232	21,310	(600,613)	(579,303)
MM Clinton Municipal Credit Opportunities Fund	51,045,663	197,568	(461,624)	(264,056)
Global Floating Rate Fund	128,706,795	1,596,650	(7,956,464)	(6,359,814)
Global Credit Income Opportunities Fund	140,438,234	2,076,470	(9,877,119)	(7,800,649)
Emerging Markets Debt Blended Total Return Fund	45,719,325	1,372,184	(5,724,345)	(4,352,161)

4. New Accounting Pronouncements

In December 2022, FASB issued Accounting Standards Update 2022-06, "Reference Rate Reform (Topic 848): Deferral of the Sunset Date of Topic 848" ("ASU 2022-06"). ASU 2022-06 is an update of ASU 2020-04, which responded to concerns about structural risks of interbank offered rates, and particularly the risk of cessation of LIBOR. ASU 2020-04 provides optional guidance for a limited period of time to ease the potential burden in accounting for (or recognizing the effects of) reference rate reform on financial reporting. ASU 2020-04 is elective and applies to all entities, subject to meeting certain criteria, that have contracts, hedging relationships, and other transactions that reference LIBOR or another reference rate expected to be discontinued because of reference rate reform. ASU 2022-06 defers the sunset date provision included in Topic 848. The amendments in this update are effective immediately through December 31, 2024, for all entities. Management does not expect ASU 2022-06 to have a material impact on the financial statements.

5. Russia-Ukraine War

In February 2022, Russia commenced a large-scale military attack on Ukraine. The outbreak of hostilities between the two countries could result in more widespread conflict and could have a severe adverse effect on the regional and the global financial markets and economies. One or more of the Funds hold positions in securities or other instruments that are economically tied to Russia. Investments in Russia are subject to political, economic, legal, market, and currency risks, as well as the risks related to the economic sanctions on Russia, Russian individuals, and Russian corporate and banking entities imposed by the United States, other countries, and certain international organizations. Such sanctions — which affect companies in many sectors, including energy, financial services, and defense, among others — could adversely affect the global energy and financial markets and, thus, could affect the value of a Fund's investments, even beyond any direct exposure the Fund may have to Russian issuers or the adjoining geographic regions. These sanctions and any other intergovernmental actions (including retaliatory actions by the Russian government) may also result in a decline in the value and liquidity of Russian securities and a weakening of the ruble, and will impair a Fund's ability to buy, sell, receive, or deliver Russian securities. In addition, certain transactions have been or may be prohibited and/or existing investments have or may become illiquid (e.g., because transacting in certain existing investments is prohibited), which could cause a Fund to sell other portfolio holdings at a disadvantageous time or price in order to meet shareholder redemptions.